As filed with the Securities and Exchange Commission on or about April 30, 2004

                                       Securities Act Registration No. 333-66647
                                Investment Company Act Registration No. 811-9091




                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
         Pre-Effective Amendment No.  __                                    [ ]
         Post-Effective Amendment No.   15                                  [X]
                                      ------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
         Amendment No.  16                                                  [X]
                       -----
                        (Check appropriate box or boxes)

                         STRONG LIFE STAGE SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                         53051
(Address of Principal Executive Offices)                             (Zip Code)

         Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


        It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485 [ X ] on May 1, 2004 pursuant to paragraph (b) of Rule 485
[    ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[    ] on (date) pursuant to paragraph (a)(1) of Rule 485
[    ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[    ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                        Prospectus MAY 1,  2004


[INVESTOR CLASS (written vertically)]










                                                              STRONG LIFE STAGE
                                                                         SERIES

[PICTURE OF  FAMILY]








                                 Strong Conservative Portfolio
                                     Strong Moderate Portfolio
                                   Strong Aggressive Portfolio











                                                     STRONG [STRONG LOGO]



       AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE
         SECURITIES OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION

                      TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


YOUR INVESTMENT

KEY INFORMATION

What are the Funds' objectives?                                               1

What are the Funds' principal investment strategies?                          1

What are the main risks of investing in the Funds?                            5


What are the Funds' fees and expenses?                                       15

Who are the Funds' investment advisor and portfolio managers?                17


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


Legal and Regulatory Matters                                                 18

Comparing the Underlying Funds                                               21

Financial Highlights                                                         29


YOUR ACCOUNT


Share Price                                                                  33

Managing Your Account                                                        34

Investment Minimums                                                          39

Additional Information                                                       40

Distributions                                                                45

Taxes                                                                        46

Reserved Rights                                                              48

For More Information                                                         52


IN THIS PROSPECTUS, "WE," "US," OR "OUR" REFERS TO STRONG INVESTOR SERVICES, INC., THE ADMINISTRATOR AND TRANSFER AGENT FOR THE STRONG LIFE STAGE PORTFOLIOS. "FUND" OR "FUNDS" REFERS TO THE STRONG LIFE STAGE PORTFOLIOS. "UNDERLYING FUND" OR "UNDERLYING FUNDS" REFERS TO THE MUTUAL FUNDS IN WHICH THE STRONG LIFE STAGE PORTFOLIOS INVEST.

    Please find STRONG'S PRIVACY POLICY inside the back cover of this booklet.

YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' OBJECTIVES?

The STRONG CONSERVATIVE PORTFOLIO seeks total return by investing primarily for income and secondarily for capital growth.

The STRONG MODERATE PORTFOLIO seeks total return by investing primarily for capital growth and secondarily for income.

The STRONG AGGRESSIVE PORTFOLIO seeks capital growth.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

In order to achieve their investment objectives, the Funds invest substantially all of their assets in a group of the Strong Family of Funds (Underlying Funds). The Funds have different allocations of stocks, bonds, and cash (which is included in a Fund's bond portion), reflecting varying degrees of potential investment risk and reward. These asset allocations provide you with three diversified, distinct options that can meet a wide variety of investment needs. The pie charts below illustrate each of the Fund's expected stock and bond asset allocations.


[GRAPHIC OMITTED]




[GRAPHIC OMITTED]

[GRAPHIC OMITTED]



The following table is intended to assist you in choosing a Fund. You may choose to invest in any of the Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances.

                                                                PERSONAL
FUND                               INVESTMENT GOAL           RISK TOLERANCE              DESIGNED FOR
---------------------------- ----------------------------- -------------------- -------------------------------
Conservative                 Current income with low to    Low to medium        Investors who are approaching
                             moderate growth of capital                         retirement or who are retired
---------------------------- ----------------------------- -------------------- -------------------------------
Moderate                     Low to moderate growth of     Medium to high       Middle-aged investors who are
                             capital with some current                          saving for retirement and who
                             income                                             plan to retire in their 60s
---------------------------- ----------------------------- -------------------- -------------------------------
Aggressive                   Medium to high growth of      High                 Younger investors who are
                             capital with very low                              saving for retirement and who
                             current income                                     plan to retire in their 60s


Each Fund invests substantially all of its assets in a select group of the Strong Family of Funds as shown below.


UNDERLYING FUNDS(1)                                             CONSERVATIVE          MODERATE          AGGRESSIVE
----------------------------------------------------------- --------------------- ------------------ -----------------

Strong Advisor Common Stock Fund - Class Z                          10%                  20%               25%
Strong Advisor U.S. Value Fund - Class K                             5%                  10%               10%
Strong Endeavor Fund - Investor Class                               10%                  15%               20%
Strong Government Securities Fund - Investor Class                  15%                  10%                5%
Strong Growth and Income Fund - Class K                             10%                  10%               15%
Strong Overseas Fund - Investor Class                                5%                   5%               10%
Strong Short-Term Bond Fund - Investor Class                        15%                  10%                5%
Strong Ultra Short-Term Income Fund - Investor Class                30%                  20%               10%


(1)WHILE THE FUNDS WILL GENERALLY BE INVESTED ACCORDING TO THESE ALLOCATIONS, THEY MAY INVEST UP TO 5% OF THEIR ASSETS IN EITHER THE INSTITUTIONAL CLASS SHARES OF THE STRONG HERITAGE MONEY FUND OR IN CASH-TYPE SECURITIES (HIGH-QUALITY, SHORT-TERM DEBT SECURITIES ISSUED BY CORPORATIONS, BANKS, AND OTHER FINANCIAL INSTITUTIONS) AS A CASH MANAGEMENT TOOL.


As a result of market gains or losses, the percentage of a Fund's assets invested in stocks or bonds may exceed or be less than the asset allocation models shown above. We will rebalance a Fund's assets among the Underlying Funds in accordance with the Fund's asset allocation model once a calendar quarter. We may also rebalance a Fund's assets more frequently than quarterly if, for example, market fluctuations or other conditions cause the Fund's assets to significantly depart from the asset allocations shown above.


Also, the Funds may not move their portfolios to cash as a temporary defensive position. However, some of the Underlying Funds may invest up to 100% of their assets in cash or cash-type securities (including high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Underlying Fund's manager determines that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Underlying Fund earning a lower return than it would have otherwise achieved if the manager had not adopted a temporary defensive position. In this case, the Underlying Fund may not achieve its investment objectives.


The Board of Directors of the Funds may (1) change a Fund's asset allocation model or (2) for any reason, replace an Underlying Fund with another fund in the Strong Family of Funds. The Board of Directors may take this action without shareholder vote.

A Fund's annual portfolio turnover rate is not expected to exceed 50% annually. A portfolio turnover rate of 50% would occur if one half of a Fund's investments were sold within a year. A Fund will purchase or sell shares of the Underlying Funds to (1) accommodate purchases and sales of Fund shares, (2) maintain or modify the asset allocation model of the Fund's assets among the current Underlying Funds, or (3) replace an Underlying Fund with another fund in the Strong Family of Funds.

A Fund's annual portfolio turnover rate may exceed 50% annually if the Fund's Board of Directors (1) reallocates a Fund's assets among its Underlying Funds or
(2) replaces an Underlying Fund with another fund in the Strong Family of Funds. If one or both of these situations were to occur, a Fund's annual portfolio turnover rate generally would not exceed 100%. However, the Board of Directors believes this will happen infrequently and only for good cause.

The Funds indirectly bear the expenses caused by the portfolio turnover of the Underlying Funds. High portfolio turnover among the Underlying Funds involves correspondingly greater expenses to a Fund. These expenses include brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and reinvestments in other securities. Fund shareholders may also directly or indirectly bear expenses caused by taxable capital gains realized from the sales of securities held by the Funds and the Underlying Funds. Fund shareholders incur greater portfolio turnover expenses than investors who invest directly in the Underlying Funds because investors in the Funds incur portfolio turnover expenses at both the Fund and Underlying Fund levels, which may reduce the Funds' performance.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. In addition, the main risks of the Funds include the main risks of the Underlying Funds. This chart illustrates the main risks of the Underlying Funds. To determine how much each Fund is subject to the risks below, please refer to the table on page 3 to see what proportion of the Fund's assets are invested in each Underlying Fund.

---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------


                 ADVISOR     ADVISOR                              GROWTH                                          ULTRA
                 COMMON      U.S.                    GOVERNMENT   AND        HERITAGE               SHORT-TERM    SHORT-TERM
RISKS            STOCK       VALUE      ENDEAVOR     SECURITIES   INCOME      MONEY       OVERSEAS      BOND       INCOME

---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Stock                X           X          X                         X                      X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Bond                                                     X                                               X           X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Active
Management           X           X          X            X            X          X           X           X           X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Active Trading                              X            X            X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Derivatives                      X                       X            X                                  X           X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Enhancer                                                                         X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Foreign                                    X           X(1)                                 X           X           X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Government-sponsored
entities                                                 X                       X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Growth- and
Value-style
Investing            X           X          X                         X                      X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
High-Yield Bond                                                                                          X           X
                                                                                                                     =
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Interest-rate                                                                    X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Mortgage- and
Asset-Backed
Securities                                               X                                               X           X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Municipal                                                                        X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Not Insured          X           X          X            X            X          X           X           X           X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Not U.S.
guaranteed                                               X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Sector                        X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Securities
Lending                                                  X                                               X
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------
Small and            X                                                                       X
Medium
Companies
---------------- ----------- ---------- ----------- ------------- ---------- ----------- ---------- ------------ ----------


 (1) THE GOVERNMENT SECURITIES FUND MAY INVEST IN DOLLAR-DENOMINATED FOREIGN SECURITIES TO A LIMITED EXTENT.

STOCK RISKS: Underlying Funds that invest in the stock market may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Underlying Fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

BOND RISKS: A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines, and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Underlying Fund's share price fluctuates. So, when you sell your investment in the Funds, you may receive more or less money than you originally invested.

ACTIVE MANAGEMENT RISK: Each Underlying Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the managers will produce the desired results.

ACTIVE TRADING RISK: An active trading approach may increase the Underlying Fund's costs and reduce the Underlying Fund's performance.


DERIVATIVES RISK: Derivatives (including futures, options, and swap agreements) may be used for hedging and other non-speculative purposes, but such uses still expose the Underlying Fund to certain risks. When derivatives are used by the Underlying Fund to hedge its exposure on a different security or asset, there is the risk to the Underlying Fund that movement in the value of the derivative and the hedged security or asset are not perfectly matched at all times (correlation risk). When investing in futures, the Underlying Fund is also exposed to the risk that the future value of the underlying asset (e.g., security or commodity) may be higher or lower than the agreed sale or purchase price, respectively, by the Underlying Fund (margin risk). When the Underlying Fund writes put and call options, the Underlying Fund is also exposed to the risk of future declines (in the case of a written put option) or future increases (in the case of a written call option) in the value of the underlying asset which the Underlying Fund has agreed to purchase or sell respectively (cover risk). When purchasing options, the Underlying Fund is exposed to the potential loss of the option purchase price (premium risk). To the extent required by law, the Underlying Fund will cover the financial risks created by using derivatives (including writing put and call options) either by holding the underlying assets, purchasing or selling offsetting positions, or designating liquid assets to cover such financial exposure. In entering into swap agreements, the Underlying Fund is exposed to the risk of counterparty default and adverse changes in the relationship of the swap payments and the value of the underlying index or instrument. Derivatives (especially derivatives created in the "over-the-counter" market) are generally illiquid (liquidity risk), and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy, and using them could lower the Underlying Fund's return. For more information on derivatives, consult the Funds' statement of additional information.


ENHANCER RISK: The credit quality and liquidity of the Underlying Fund's investments may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Underlying Fund's investments. Adverse changes in the credit quality of these third parties could cause losses to the Underlying Fund and affect its share price.


FOREIGN RISKS: Investments in foreign securities may be directly or indirectly subject to one or more of the following foreign-related risks: risks created by currency-rate fluctuations, foreign political and economic instability, foreign financial reporting standards , foreign taxes, and foreign securities markets and issuer regulations. Foreign securities may be less liquid than domestic securities. The OVERSEAS FUND invests in less-established, emerging markets where these risks are greater. Other risks of emerging foreign markets include smaller securities markets and lower trading volumes, which may lead to greater price volatility, national policies restricting investment opportunities, and less developed legal and accounting structures governing investments. Investments in emerging markets may be subject to higher brokerage costs and foreign custody service fees than investments in the U.S. or more established foreign markets.

GOVERNMENT-SPONSORED ENTITIES RISKS: Economic, business, or political developments may affect the ability of federal, state, and local government-sponsored entities, obligors, and guarantors to repay principal and to make interest payments. In addition, government-sponsored entity securities (e.g., securities issued by Fannie Mae and Freddie Mac) may not be backed by the full faith and credit of the sponsoring federal, state, or local government.

GROWTH- AND VALUE-STYLE INVESTING RISKS: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The ADVISOR COMMON STOCK FUND, BLUE CHIP Fund, and OVERSEAS FUND invest in growth-style stocks, the ADVISOR U.S. VALUE FUND invests in value-style stocks, and the GROWTH AND INCOME FUND invests in growth- and value-style stocks. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. The Underlying Funds' performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. In addition, value stocks may not increase in price or pay dividends as anticipated by the Underlying Funds' managers or may decline even further if (1) other investors fail to recognize the company's value, (2) other investors favor investing in faster-growing companies, or (3) the factors that the managers believe will increase the price do not occur.

HIGH-YIELD BOND RISKS: Lower quality bonds, commonly known as high-yield bonds or junk bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher returns, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit-quality risk). If that happens, the value of the bond would decrease, and the Underlying Fund's share price may decrease and its income distributions may be reduced. An economic downturn or period of rising interest rates (interest-rate risk) could adversely affect the market for these bonds and reduce the Underlying Fund's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Underlying Fund's share price.


INTEREST-RATE RISK: As interest rates rise, the Underlying Fund's fixed income securities will decrease in value. The longer the maturity of a security, the greater its interest-rate risk.


MORTGAGE- AND ASSET-BACKED SECURITIES RISK: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer before its scheduled due date. If that happens, the Underlying Fund may have to reinvest the prepayments in a less attractive security and this could reduce the Underlying Fund's share price and its income distributions. Variations in the principal prepayment speed may be caused by a number of economic and market factors and could directly affect the amount of the interest received on and the yield of these securities. Stripped mortgage- and asset-backed securities, such as interest-only and principal-only securities, receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.


MUNICIPAL RISK: Economic, business, or political developments may affect the ability of municipal issuers, obligors, and guarantors to repay principal and to make interest payments. This could result in fluctuations in the Underlying Fund's returns.

NOT INSURED RISK: An investment in an Underlying Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other government agency. The HERITAGE MONEY FUND'S goal is to preserve the value of its investment at $1.00 per share. However, it is possible to lose money by investing in the HERITAGE MONEY FUND.


NOT U.S. GUARANTEED RISK: For the GOVERNMENT SECURITIES FUND, not all of its investments in securities of the U.S. Government and its sponsored entities (e.g., Freddie Mac and Fannie Mae), including mortgage- and asset-backed securities guaranteed or issued by these government sponsored entities (e.g., MBSs, CMOs, and REMICs), are directly guaranteed or insured by the U.S. Government or backed by the full faith and credit of the U.S. Government. U.S. Treasury bills, notes, bonds, and inflation-indexed notes and bonds are among the securities that are backed by the full faith and credit of the U.S. Government.

SECTOR RISK: To the extent an Underlying Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time. For more information on sector risk, consult the Underlying Fund's statement of additional information.


SECURITIES LENDING RISKS: The securities lending program allows an Underlying Fund to lend its portfolio securities, up to 33 1/3% of its net assets (including any cash collateral received to secure the loan), to certain large, creditworthy, institutional borrowers as a means of earning additional income. Securities lending presents three primary risks: borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the posted collateral); cash collateral investment risk (e.g., principal loss arising from the lending agent's investment of cash collateral); and security recall/return risk (e.g., the Underlying Fund is unable to recall a security in time to exercise valuable voting rights or sell the security).

SMALL AND MEDIUM COMPANIES RISKS: Small- and medium-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more-established companies. As a result, the companies' performance can be more volatile, and they face greater risk of business failure, which could increase the volatility of the Underlying Funds' portfolios. Generally, the smaller the company size, the greater these risks.

The Funds are appropriate for investors who are comfortable with the risks described here. The Conservative Portfolio is appropriate for investors whose financial goals are three or more years in the future. The Moderate and Aggressive Portfolios are appropriate for investors whose financial goals are five or more years in the future. The Funds are not appropriate for investors concerned primarily with principal stability. It is possible to lose money by investing in the Funds.

FUND STRUCTURE
Each Fund has adopted a multiple class plan and may offer one or more classes of shares. Only the Investor Class shares are offered in this prospectus. The principal differences among the classes are each class' sales charges, if any, and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses.

FUND PERFORMANCE

The following return information illustrates how the performance of the Funds' Investor Class shares can vary, which is one indication of the risks of investing in the Funds. The information also provides some indication of the risks of investing in the Funds by showing how each Fund's average annual returns, which reflect Fund expenses, compare with returns of a broad measure of market performance and an index of funds with similar investment objectives, which are unmanaged, have no expenses, and are unavailable for investment. Please keep in mind that past performance, before and after taxes, does not represent how the Funds will perform in the future. The information assumes that you reinvested all dividends and distributions.


CALENDAR YEAR TOTAL RETURNS(1)

---------------- ------------------------- ------------------------- -----------------------
YEAR                   CONSERVATIVE                MODERATE                AGGRESSIVE
---------------- ------------------------- ------------------------- -----------------------

1999                      20.27%                   26.65%                   37.77%
---------------- ------------------------- ------------------------- -----------------------
2000                      0.66%                     -1.75%                   -5.26%
---------------- ------------------------- ------------------------- -----------------------
2001                      -5.13%                   -10.20%                  -15.38%
---------------- ------------------------- ------------------------- -----------------------
2002                      -8.53%                   -13.27%                  -18.54%
---------------- ------------------------- ------------------------- -----------------------
2003                      13.99%                    20.18%                   26.10%

---------------- ------------------------- ------------------------- -----------------------

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIODS SHOWN ABOVE)

FUND NAME                             BEST QUARTER RETURN                 WORST QUARTER RETURN
------------------------------------- ----------------------------------- -----------------------------------

Conservative                            12.83% (4th Q 1999)              - 7.24% (3rd Q 2001)
Moderate                                18.81% (4th Q 1999)              - 10.87% 3rd Q 2001)
Aggressive                              25.02% (4th Q 1999)              - 14.85% (3rd Q 2001)

(1) CHANGES WERE MADE TO THE FUNDS' UNDERLYING FUND LINE UP ON JULY 15, 2002, AND FEBRUARY 2, 2004. THE FUNDS' PERFORMANCE PRIOR TO JULY 15, 2002, AND FROM JULY 15, 2002, TO DECEMBER 31, 2003, WAS BASED ON THE UNDERLYING FUNDS IN WHICH THE FUNDS INVESTED DURING THOSE PERIODS.


AVERAGE ANNUAL TOTAL RETURNS(1)

                                 AS OF 12-31- 03
---------------------------------------------- ------------ --------------- ------------------------
FUND/INDEX                                      1- YEAR        5-YEAR      SINCE FUND INCEPTION(2)
---------------------------------------------- ------------ --------------- ------------------------
CONSERVATIVE
---------------------------------------------- ------------ --------------- ------------------------
Return Before Taxes                              13.99%        3.67%                3.67%
---------------------------------------------- ------------ --------------- ------------------------
Return After Taxes on Distributions              13.00%        2.02%                2.02%
---------------------------------------------- ------------ --------------- ------------------------
Return After Taxes on Distributions               9.10%        2.18%                2.18%
    and Sale of Fund Shares
---------------------------------------------- ------------ --------------- ------------------------
S&P 500 Index (reflects no deduction for         28.67%         -0.57%              -0.57%
fees, expenses, or taxes)(3)
---------------------------------------------- ------------ --------------- ------------------------
Lipper Income Funds Index (reflects no           15.91%        4.32%                4.32%
deduction for fees, expenses, or taxes)(4)
---------------------------------------------- ------------ --------------- ------------------------

MODERATE
---------------------------------------------- ------------ --------------- ------------------------
Return Before Taxes                              20.18%        3.09%                3.09%
---------------------------------------------- ------------ --------------- ------------------------
Return After Taxes on Distributions              19.58%        1.83%                1.83%
---------------------------------------------- ------------ --------------- ------------------------
Return After Taxes on Distributions              13.17%        1.95%                1.95%
    and Sale of Fund Shares
---------------------------------------------- ------------ --------------- ------------------------
S&P 500 Index (reflects no deduction for         28.67%         -0.57%              -0.57%
fees, expenses, or  taxes)(3)
---------------------------------------------- ------------ --------------- ------------------------
Lipper Multi-Cap Core Funds Index (reflects      31.31%         1.37%                1.37%
no deduction for fees, expenses, or taxes)
(4)
---------------------------------------------- ------------ --------------- ------------------------

AGGRESSIVE
---------------------------------------------- ------------ --------------- ------------------------
Return Before Taxes                              26.10%        2.56%                2.56%
---------------------------------------------- ------------ --------------- ------------------------
Return After Taxes on Distributions              25.75%        1.53%                1.53%
---------------------------------------------- ------------ --------------- ------------------------
Return After Taxes on Distributions              17.01%         1.69%                1.69%
    and Sale of Fund  Shares
---------------------------------------------- ------------ --------------- ------------------------
S&P 500 Index (reflects no deduction for         28.67%         -0.57%              -0.57%
fees, expenses, or  taxes)(3)
---------------------------------------------- ------------ --------------- ------------------------
Lipper Multi-Cap Core Funds Index (reflects      31.31%         1.37%                1.37%
no deduction for fees, expenses, or taxes)
(4)
---------------------------------------------- ------------ --------------- ------------------------

(1) CHANGES WERE MADE TO THE FUNDS' UNDERLYING FUND LINE UP ON JULY 15, 2002, AND FEBRUARY 2, 2004. THE FUNDS' PERFORMANCE PRIOR TO JULY 15, 2002,AND FROM JULY 15, 2002 TO DECEMBER 2003, WAS BASED ON THE UNDERLYING FUNDS IN WHICH THE FUNDS INVESTED DURING THOSE PERIODS.
(2) THE CONSERVATIVE, MODERATE, AND AGGRESSIVE PORTFOLIOS COMMENCED OPERATIONS ON DECEMBER 31, 1998.
(3) THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.
(4) THE LIPPER MULTI-CAP CORE FUNDS INDEX IS THE AVERAGE OF THE 30 LARGEST FUNDS IN THE LIPPER MULTI-CAP CORE FUNDS CATEGORY.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTMENTS THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.


WHAT ARE THE FUNDS' FEES AND EXPENSES?


This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they do not appear on your account statement, but instead reduce the total return you receive from your investment.

The following table summarizes the expenses of each Fund. You should keep in mind that shareholders of each Fund bear INDIRECTLY the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, therefore, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested. See "Other Important Information You Should Know" for more information on the expenses of each Underlying Fund.


The following Annual Fund Operating Expenses table and Example table are based on actual expenses incurred during each Fund's fiscal period ended December 31, 2003. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The Funds are 100% no-load, so you pay no up-front sales load to buy or sell shares.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                                            NET ANNUAL OPERATING
                                         UNDERLYING     TOTAL ANNUAL       CONTRACTUAL        EXPENSES (AFTER
FUND            MANAGEMENT     OTHER        FUND          OPERATING      WAIVERS AND/OR     CONTRACTUAL WAIVERS
                   FEES       EXPENSES   Expenses(1)     EXPENSES(2)       ABSORPTIONS            AND/OR
                                                                                            absorptions)(2),(3)
--------------------------------------------------------------------------------------------------------------------
Conservative       NONE         0.46%      1.22%           1.68%             0.43%                1.25%
Moderate           NONE         0.40%      1.37%           1.77%             0.42%                1.35%
Aggressive         NONE         0.55%      1.55%           2.10%             0.65%                1.45%

(1) UNDERLYING FUND EXPENSES HAVE BEEN RESTATED AS IF THE UNDERLYING FUND LINE UP EFFECTIVE FEBRUARY 2, 2004, HAD BEEN IN EFFECT DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003.
(2) TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT ANY UNDERLYING FUNDS' DIRECTED BROKERAGE CREDITS OR OTHER EXPENSE REIMBURSEMENTS OR FEE WAIVER ARRANGEMENTS, IF ANY, FOR THE UNDERLYING FUNDS OR THE FUNDS. AFTER GIVING EFFECT TO THESE CREDITS, EXPENSE REIMBURSEMENTS, AND FEE WAIVER ARRANGEMENTS, TOTAL ANNUAL OPERATING EXPENSES AS OF DECEMBER 31, 2003, WERE 1.29% FOR THE CONSERVATIVE PORTFOLIO, 1.40% FOR THE MODERATE PORTFOLIO, AND 1.51% FOR THE AGGRESSIVE PORTFOLIO. VOLUNTARY EXPENSE REIMBURSEMENTS AND FEE WAIVER ARRANGEMENTS CAN BE MODIFIED OR TERMINATED AT ANY TIME.
(3) WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2005, TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES AT NO MORE THAN 1.25% FOR THE CONSERVATIVE PORTFOLIO, 1.35% FOR THE MODERATE PORTFOLIO, AND 1.45% FOR THE AGGRESSIVE PORTFOLIO.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                     1  YEAR           3  YEARS          5  YEARS         10  YEARS
------------------------------------ ------------------ ------------------ ------------------ ------------------
Conservative                               $127                $488             $872              $1,951
Moderate                                   $137                $516             $920              $2,049
Aggressive                                 $148                $595            $1,069             $2,380


WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?


The Board of Directors of each Fund is responsible for managing its business and affairs. Because the Funds invest substantially all of their assets in the Underlying Funds, they do not have their own investment advisor or portfolio managers. The Funds and the Underlying Funds have the same officers and directors, which could give rise to a conflict of interest if at any time the Funds' interests differ from that of the Underlying Funds. If such a situation should occur, the Funds' Board of Directors would attempt to balance the interests of both the Funds and the Underlying Funds.

The Underlying Funds' investment advisor is Strong Capital Management, Inc. (Strong). Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $36 billion as of February 29, 2004. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's mailing address is P.O. Box 2936, Milwaukee, WI 53201.

Strong is currently considering a number of strategic alternatives, including the sale of Strong. Strong has hired Goldman, Sachs & Co. to assist Strong in exploring this option.


For information on the portfolio managers of the Underlying Funds, please see the prospectuses of the Underlying Funds, which are available free of charge by calling 1-800-368-3863.


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


LEGAL AND REGULATORY MATTERS

The United States Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Wisconsin Attorney General ("WAG"), and the Wisconsin Department of Financial Institutions ("WDFI") are investigating active trading of the Strong Funds by employees of Strong Capital Management, Inc. ("Strong"), including Richard S. Strong, former employee and Chairman of Strong. The Independent Directors of the Strong Funds are also investigating these matters, with the assistance of counsel and an independent consulting firm. The Independent Directors intend to obtain appropriate redress if they determine that the Strong Funds were harmed. In addition, Strong has received one or more subpoenas from the West Virginia Attorney General ("WVAG") and other regulatory agencies requesting documents, if any, related to market timing and late trading practices. Effective November 2, 2003, the Independent Directors accepted Mr. Strong's resignation as Chairman of the Strong Funds' Boards. Effective December 2, 2003, Mr. Strong resigned as Director of the Funds' Boards, as Chairman, Chief Investment Officer, and Director of Strong, and as Chairman and Director of Strong Financial Corporation, and its affiliates.

Strong is aware of a complaint filed and simultaneously settled on September 3, 2003 (the "Complaint"), by NYAG on behalf of the State of New York, against Canary Capital Partners, LLC, et al. (collectively, "Canary"), which alleges that Canary engaged in certain improper trading practices characterized as "late-day trading" and "market timing" with various mutual funds. Strong and certain Strong Funds are referenced, although not named as parties in the Complaint, with respect to the market timing allegations. On September 5, 2003, the SEC began an inquiry based on matters related to, and set forth in, the Complaint. On September 24, 2003, the WDFI asked that certain information and documents be provided related to the matters referenced in the Complaint. Strong is currently cooperating with the NYAG, the SEC, the WAG, the WDFI, the WVAG, and other regulatory agencies with respect to their separate inquiries into these matters. On September 26, 2003, Strong announced its commitment to make appropriate reimbursement if it is determined that the transactions set forth in the Complaint adversely affected investors in the Strong Funds referenced in the Complaint. On October 30, 2003, Mr. Strong announced that he has committed to personally compensate the Strong Funds for any financial losses they may have experienced as a result of his transactions.

As of the date of this prospectus, Strong is aware of multiple class and derivative actions ("Actions") filed since September 4, 2003, with respect to the factual matters referenced in the Complaint and the subject matter of the regulatory investigations naming, among others, Strong, Strong Funds, Strong Financial Corporation, Strong Investments, Inc., Strong affiliates, and certain of their officers and directors as defendants. These Actions have been filed in the following federal and state courts: U.S. District Court for the Southern District of New York; U.S. District Court, District of New Jersey; U.S. District Court, Eastern District of Wisconsin, Milwaukee Division; U.S. District Court, Western District of Wisconsin; Superior Court of New Jersey Law Division of
Hudson; State of Wisconsin Circuit Court, Milwaukee County; State of Wisconsin Circuit Court, Waukesha County; Supreme Court of the State of New York; Superior Court of the State of California, County of Los Angeles; and U.S. District Court, District of Connecticut. On February 20, 2004, the United States Judicial Panel for Multi District Litigation ("MDL") ordered the transfer of those cases involving late trading or market timing in several mutual funds to the District of Maryland so they could be coordinated and possibly consolidated with other cases involving the same fund family. Several Actions naming Strong or one or more of its affiliates as a defendant were subject to this order, and it is expected that the MDL will soon order all or most of the other federal court Actions involving Strong to be transferred to the District of Maryland as "tag-along actions." The Actions generally allege, among other things, that the defendants violated their fiduciary duty to fund shareholders and certain retirement plan participants, and made false and misleading statements in the funds' prospectuses in violation of federal and state securities laws. The Actions generally seek one or more of the following: compensatory damages, punitive damages, special damages, exemplary damages, rescission, restitution, payment of plaintiffs' attorneys' fees and experts' fees, and/or replacement of the Board of Directors of the Strong Funds. Additional lawsuits may be filed in the same or other venues presenting allegations and demands for relief. Strong expects that any such lawsuits would contain allegations including the matters discussed in this prospectus and that the demands for relief would not materially differ from those described above.


COMPARING THE UNDERLYING FUNDS

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES. The following table will help you to distinguish among the investment objectives and principal investment strategy of each Underlying Fund. For a complete description of these Underlying Funds, please see the prospectuses of the Underlying Funds, which are available free of charge by calling 1-800-368-3863.

----------------------- ---------------------------- -------------------------------------------------------------

UNDERLYING FUND            INVESTMENT OBJECTIVE                 PRINCIPAL INVESTMENT STRATEGY SUMMARY
----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------
Advisor Common Stock    Capital growth               Invests, under normal conditions, at least 80% of its net
                                                     assets in common stocks of small- and medium-capitalization companies that the Underlying Fund's managers believe are
                                                     underpriced, yet have attractive growth prospects.  The
                                                     managers base their analysis on a company's "private market value" - the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential.  The managers determine a company's
                                                     private market value based on a fundamental analysis of a
                                                     company's cash flows, asset valuations, competitive
                                                     standing, and other factors.
----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------

Advisor U.S. Value      Total return by investing    Invests, under normal conditions, at least 80% of its net
                        for income and capital       assets in  equity securities of U.S. companies that the
                        growth                       Underlying Fund's manager believes are undervalued relative
                                                     to  the  market   based  on discounted    cash   flows,
                                                     earnings,  and asset value.The  Underlying   Fund  may
                                                     invest  in  stocks  of  any size.     The     manager's
                                                     philosophy      is     that improving     returns    on
                                                     invested   capital   drives improving   valuations  and
                                                     selects    securities    by screening  for  undervalued
                                                     securities   and  utilizing fundamental analysis,  such
                                                     as  management   interviews and   financial   statement
                                                     analysis,  to select  those securities  with  improving
                                                     returns     on     capital. Although   the   Underlying
                                                     Fund  may   invest  in  any economic  sector,  at times
                                                     it  may  emphasize  one  or more  particular   sectors.
                                                     The  manager may use a risk management  tool to attempt
                                                     to  limit  the   difference between   the    Underlying
                                                     Fund's   return   and   the return of a  style-specific
                                                     benchmark. In addition, the Underlying  Fund may invest
                                                     in  derivative   securities for nonspeculative purposes
                                                     (e.g., to manage investment risk or for liquidity).

----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------


Endeavor                Capital Growth               Focuses, under normal conditions,  on equity securities
                                                     (including common stocks and securities convertible into
                                                     common stocks) of companies that its managers believe have above-average earnings growth prospects.  The Underlying
                                                     Fund invests primarily in large-capitalization companies,
                                                     but also invests in small- and medium-capitalization
                                                     companies.  The Underlying Fund's managers select companies that have attractive growth prospects (e.g., the potential for accelerated earnings growth because of management
                                                     changes, new products, or changes in the economy),
                                                     accelerating sales and earnings, and positive fundamentals
                                                     (e.g., showing a growth trend or that are well positioned
                                                     in a growth industry).  Although the Underlying Fund may
                                                     invest in any economic sector, at times it may emphasize
                                                     one or more particular sectors.  The Underlying Fund may
                                                     also invest up to 25% of its net assets in  foreign
                                                     securities.  In addition, the Underlying Fund  may utilize an active trading approach.  The managers may sell a stock when the company's growth prospects become less attractive or to take advantage of a better investment opportunity.

----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------

Government Securities  Total  return by  investing    Invests,  under normal  conditions, at least 80% of its net
                       for a high level of            assets in  higher-quality bonds issued by the U.S. Government or its agencies.
                       current  income with a         The  Underlying Fund's average
                       moderate  degree  of           effective  maturity  will  normally be between three and
                       share-price  fluctuation       fifteen years.  The Underlying Fund may also invest up to 20% of its  net
                                                      assets  in U.S. dollar-denominated foreign   securities. In addition,
                                                      the  Underlying Fund may invest in derivative securities  for
                                                      nonspeculative     purposes (e.g., to manage investment
                                                      risk or for  liquidity) and  may   utilize   an active
                                                      trading approach.

----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------

Growth and Income       High total return by         Focuses, under normal conditions, primarily on the  equity
                        investing for capital        securities of large-capitalization, dividend-paying U.S.
                        growth and income            companies that offer potential for capital growth.  The
                                                     Underlying Fund's manager's investment   philosophy  is
                                                     that the stocks of companies with strong
                                                     relative earnings  growth will   perform  well over
                                                     time. To choose investments, the Underlying
                                                     Fund's  manager  focuses on those  companies  that  are
                                                     improving  their returns on invested capital,  and also
                                                     utilizes fundamental analysis such as management
                                                     interviews and  financial statement analysis. In
                                                     addition, screening techniques are used  to
                                                     identify undervalued securities, improving
                                                     returns, and earnings growth. The Underlying Fund
                                                     may   utilize   an   active trading approach.

----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------

Heritage Money          Current income, a stable     Managed to provide attractive yields and a stable share
                        share price, and daily       price of $1.00.  The Underlying Fund invests in a portfolio
                        liquidity                    of high-quality, short-term debt securities issued by
                                                     government-sponsored entities, corporations, and banks and other financial institutions.  The manager may sell a
                                                     holding if its fundamental qualities (e.g., credit quality)
                                                     deteriorate, or to take advantage of more attractive yield opportunities.

----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------

Overseas                Capital growth               Invests, under normal conditions, at least 80% of its net
                                                     assets in  foreign equity securities of companies located
                                                     in ten or more foreign countries, which may include stocks from emerging markets.  The managers seek to meet the
                                                     Underlying Fund's objective by applying a strategy
                                                     comprised of three parts that continually interact: trend
                                                     identification, stock selection, and risk management.

----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------

Short-Term Bond         Total  return by  investing    Invests,  under normal conditions,  at least 80% of its net
                        for a high level of            assets in bonds, including short- and intermediate-term,
                        current  income  with  a low   corporate,  mortgage-  and asset-backed,  and U.S.
                        degree of share-price          Government (and  its   agencies)   bonds.   The   Underlying   Fund
                        fluctuation                    invests  at least 75% of its net  assets in higher- and
                                                       medium-quality bonds (e.g., bonds  rated BBB and higher by S&P).
                                                       Its   average effective   maturity   will normally  be three years or
                                                       less. The  Underlying  Fund  may also  invest  up to 25%
                                                       of  its   net   assets   in lower-quality,   high-yield
                                                       bonds (e.g., bonds rated BB to C by S&P)  and may  also invest
                                                       up to 30% of its net assets      in      foreign
                                                       securities.   In  addition, the  Underlying   Fund  may invest in derivative
                                                       securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity).

----------------------- ---------------------------- -------------------------------------------------------------
----------------------- ---------------------------- -------------------------------------------------------------

Ultra Short-Term  Current income with a very          Invests,  under normal  conditions, primarily in very
                  low degree of share-price           short-term,  corporate,  and mortgage- and asset-backed
                  fluctuation                         bonds. The Underlying Fund invests at least 75% of its net assets in higher- and medium-quality securities and its
                                                      average effective maturity is usually one year or less.
                                                      The Underlying Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity).  The managers may sell a holding if its
                                                      value becomes unattractive (e.g., when its fundamental
                                                      qualities deteriorate or when other investment
                                                      opportunities exist that have more attractive returns).

----------------------- ---------------------------- -------------------------------------------------------------

PERFORMANCE. The past performance of the Underlying Funds is shown below. These results are historical and do not represent the future results of the Underlying Funds. Each Fund invests in the Underlying Funds, so the performance of a Fund will reflect the performance of the Underlying Funds in which it invests. However, because the Funds also incur their own direct expenses, the Funds' performance will be less than the weighted average of the returns of the Underlying Funds in which they invest.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                 AS OF 12-31- 03
                                                                                                   SINCE FUND
UNDERLYING FUND                                     1- YEAR     3- YEAR     5- YEAR   10- YEAR     INCEPTION(2)
-------------------------------------------------- ------------ ------------ ----------- ----------- -----------------
Advisor Common Stock - Class  Z(3),(4)               38.70%        3.25%        8.83%      12.35%        15.67%
Advisor U.S. Value - Class  K(5)                     31.03%       -0.95%        1.90%       -            10.76%
Endeavor - Investor Class                            32.57%        -            -           -            -2.54%
Government Securities - Investor Class                2.80%        7.29%        6.34%       6.68%         8.13%
Growth and Income - Class  K(6)                      24.90%       -7.79%       -1.43%       -             9.89%
Heritage Money - Institutional  Class(7)              1.07%        2.34%        3.66%       -             4.49%
Overseas - Investor  Class(3),(4)                    32.16%       -5.09%        2.23%       -             2.86%
Short-Term Bond - Investor Class                      3.77%        2.95%        4.05%       4.89%         6.48%
Ultra Short-Term Income - Investor Class              2.26%        2.44%        3.86%       4.82%         6.09%

(1) AVERAGE ANNUAL TOTAL RETURN MEASURES CHANGE IN THE VALUE OF AN INVESTMENT IN AN UNDERLYING FUND, ASSUMING

   REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. AVERAGE ANNUAL TOTAL RETURN REFLECTS ANNUALIZED CHANGE. INVESTMENT RETURNS AND PRINCIPAL VALUE VARY, AND THE UNDERLYING FUND MAY HAVE A GAIN OR LOSS.

(2)THE ADVISOR COMMON STOCK, ENDEAVOR, GOVERNMENT SECURITIES, OVERSEAS, SHORT-TERM BOND, AND ULTRA SHORT-TERM INCOME FUNDS COMMENCED OPERATIONS ON DECEMBER 29, 1989, APRIL 6, 2001, OCTOBER 29, 1986, JUNE 30, 1998, AUGUST 31,
   1987, AND NOVEMBER 25, 1988, RESPECTIVELY. THE ADVISOR U.S. VALUE FUND AND THE GROWTH AND INCOME FUND COMMENCED OPERATIONS ON DECEMBER 29, 1995, AND FIRST OFFERED CLASS K SHARES ON DECEMBER 31, 2001. THE HERITAGE MONEY FUND COMMENCED OPERATIONS ON JUNE 29, 1995, AND FIRST OFFERED INSTITUTIONAL CLASS SHARES ON MARCH 31, 2000.
(3)FROM TIME TO TIME, THE FUND'S PERFORMANCE WAS SIGNIFICANTLY ENHANCED THROUGH INVESTMENTS IN INITIAL PUBLIC OFFERINGS (IPOS). IN ADDITION, THE EFFECT OF IPOS PURCHASED WHEN THE FUND'S ASSET BASE WAS SMALL MAY HAVE BEEN MAGNIFIED. GIVEN THESE CIRCUMSTANCES, YOU SHOULD NOT EXPECT THAT SUCH ENHANCED RETURNS CAN BE CONSISTENTLY ACHIEVED.
(4)THE FUND'S 5-YEAR,10-YEAR, AND SINCE FUND INCEPTION TOTAL RETURNS ARE IMPACTED BY THE FUND'S 1999 RETURNS WHICH WERE PRIMARILY ACHIEVED DURING FAVORABLE CONDITIONS IN THE MARKET, PARTICULARLY FOR TECHNOLOGY COMPANIES. YOU SHOULD NOT EXPECT THAT SUCH FAVORABLE RETURNS CAN BE CONSISTENTLY ACHIEVED.
(5)PRIOR TO JULY 15, 2002, RETURNS FOR THE CLASS K SHARES OF THE ADVISOR U.S. VALUE FUND ARE BASED ON CLASS Z SHARES.
(6)PRIOR TO JULY 2, 2002, RETURNS FOR THE CLASS K SHARES OF THE GROWTH AND INCOME FUND ARE BASED ON INVESTOR CLASS SHARES.
(7)PRIOR TO MARCH 31, 2000, RETURNS FOR THE INSTITUTIONAL CLASS SHARES OF THE HERITAGE MONEY FUND ARE BASED ON THE INVESTOR CLASS SHARES.

EXPENSES.  The Annual  Fund  Operating  Expenses  table  shown below is based on actual expenses incurred during the Underlying Fund's fiscal period ended October 31, 2003, or December 31, 2003, as applicable. Shareholders in a "Fund of Funds," such as the Conservative, Moderate, and Aggressive Portfolios, pay expenses at both the Fund and Underlying Fund level. Because of this, the expenses associated with investing in the Funds may be higher than those of Funds that do not invest primarily in other mutual Funds. Please keep in mind that as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.





                                                                                                                    NET ANNUAL
                                                                                                                     OPERATING
                                                                                                   CONTRACTUAL    EXPENSES (AFTER
                                                                                       TOTAL         WAIVERS        CONTRACTUAL
                                                                                       ANNUAL        AND/OR       WAIVERS AND/OR
                                            MANAGEMENT    12B-1 FEE       OTHER      OPERATING     ABSORPTIONS   ABSORPTIONS) (2)
  UNDERLYING FUND                              FEES                     EXPENSES    EXPENSES(2)
  ---------------------------------------- ------------- ------------- ------------ ------------- -------------- ------------------
  Advisor Common Stock - Class Z              0.75%(1)     -             0.61%        1.36%            -            1.36%
  Advisor U.S. Value - Class K                0.55%        -             0.52%        1.07%          0.08%          0.99%(3)
  Endeavor - Investor Class                   0.75%(1)    0.25%          1.84%        2.84%          0.84%          2.00%(3)
  Government Securities - Investor Class      0.35%(1)     -             0.61%        0.96%            -            0.96%
  Growth and Income -  Class K                0.55%        -             0.51%        1.06%          0.07%          0.99%(3)
  Heritage Money -  Institutional Class       0.15%        -             0.07%        0.22%            -            0.22%
  Overseas -  Investor Class                  0.75%(1)     -             1.17%        1.94%          0.44%          1.50%(3)
  Short-Term Bond -  Investor Class           0.375%(1)    -             0.565%       0.94%            -            0.94%
  Ultra Short-Term Income - Investor          0.30%(1)     -             0.55%        0.85%            -            0.85%
  Class

(1)THE UNDERLYING FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON UNDERLYING FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS DESCRIBED I N THE UNDERLYING FUND'S PROSPECTUS.
(2)THE ADVISOR COMMON STOCK FUND, ADVISOR U.S. VALUE FUND, ENDEAVOR FUND, GROWTH AND INCOME FUND, AND OVERSEAS FUND PARTICIPATED IN A PROGRAM UNDER WHICH THEY RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUNDS' OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO STRONG OR ITS AFFILIATES. TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT THESE CREDITS OR ANY OTHER EXPENSE REIMBURSEMENTS OR FEE WAIVER ARRANGEMENTS FOR THE UNDERLYING FUNDS. AFTER GIVING EFFECT TO THESE CREDITS, EXPENSE REIMBURSEMENTS, AND FEE WAIVER ARRANGEMENTS, TOTAL ANNUAL OPERATING EXPENSES AS OF DECEMBER 31, 2003, WERE 1.35% FOR THE ADVISOR COMMON STOCK FUND, 0.97% FOR THE ADVISOR U.S. VALUE FUND, 1.87% FOR THE ENDEAVOR FUND, 0.98% FOR THE GROWTH AND INCOME FUND, AND 1.47% FOR THE OVERSEAS FUND, AND AS OF OCTOBER 31, 2003, WERE 0.96% FOR THE GOVERNMENT SECURITIES FUND, 0.18% FOR THE HERITAGE MONEY FUND, 0.93% FOR THE SHORT-TERM BOND FUND, AND 0.84% FOR THE ULTRA SHORT-TERM INCOME FUND.. VOLUNTARY EXPENSE REIMBURSEMENTS AND FEE WAIVER ARRANGEMENTS CAN BE MODIFIED OR TERMINATED AT ANY TIME.
(3)WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2005, TO KEEP TOTAL ANNUAL OPERATING EXPENSES AT NO MORE THAN 0.99% FOR THE ADVISOR U.S. VALUE AND GROWTH AND INCOME FUNDS , 1.50% FOR THE OVERSEAS FUND, AND 2.00% FOR THE ENDEAVOR FUND.



FINANCIAL HIGHLIGHTS


This information describes the performance for the periods shown. Performance prior to July 15, 2002, and from July 15, 2002 to December 31, 2003, is based on the Underlying Fund allocation effective during those periods. Certain information reflects financial results for a single Fund share outstanding for the entire period. "Total Return" shows how much an investment in the shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.



STRONG  AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------------------------------

                                                    Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,   Dec. 31,
SELECTED PER-SHARE DATA(A)                            2003     2002     2001       2000        1999
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $ 7.69     $ 9.50   $ 11.85     $ 13.08    $ 10.00
Income From Investment Operations:
    Net Investment Income (Loss)                   0.07      0.08       0.07        0.12      0.09
    Net Realized and Unrealized Gains (Losses)
    on Investments                                 1.94      (1.84)    (1.89)      (0.81)     3.69
--------------------------------------------------------------------------------------------------------
    Total From Investment Operations              2.01       (1.76)    (1.82)      (0.69)     3.78
Less Distributions:
    From Net Investment Income                   (0.09)      (0.05)    (0.07)      (0.52)    (0.07)
    From Net Realized Gains                        --          --      (0.46)      (0.02)    (0.63)
--------------------------------------------------------------------------------------------------------
    Total Distributions                          (0.09)      (0.05)    (0.53)      (0.54)    (0.70)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $   9.61    $   7.69  $   9.50    $  11.85  $  13.08
========================================================================================================
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
    Total Return                                +26.1%      -18.5%    -15.4%      -5.3%    +37.8%
    Net Assets, End of Period (In Thousands)   $35,394   $ 26,997  $ 26,433   $ 25,321  $  9,038
    Ratio of Expenses to Average Net Assets
    Before Waivers and Absorptions (b)           0.5%         0.6%      0.6%       0.6%      1.6%
    Ratio of Expenses to Average Net Assets (b)  0.2%         0.3%      0.3%       0.3%      0.0%
    Ratio of Net Investment Income (Loss)
    to Average Net Assets                        0.8%         1.1%      0.7%       1.1%      1.1%
    Portfolio Turnover Rate                     29.9%        77.7%     15.7%      14.0%     18.5%

(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.
(b)   Expense ratios do not include the expenses of the underlying funds.



STRONG CONSERVATIVE  PORTFOLIO
--------------------------------------------------------------------------------------------------------

                                                   Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
SELECTED PER-SHARE DATA(A)                            2003     2002     2001      2000       1999
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $   8.59 $  9.69  $ 10.78  $  11.46    $ 10.00
Income From Investment Operations:
    Net Investment Income (Loss)                       0.19    0.24     0.31      0.41       0.28
    Net Realized and Unrealized Gains (Losses)
    on Investments                                     1.00   (1.06)   (0.87)    (0.32)      1.72
--------------------------------------------------------------------------------------------------------
    Total From Investment Operations                   1.19   (0.82)   (0.56)     0.09       2.00
Less Distributions:
    From Net Investment Income                        (0.24)  (0.28)   (0.32)    (0.57)     (0.19)
    From Net Realized Gains                             --      --     (0.21)    (0.20)     (0.35)
--------------------------------------------------------------------------------------------------------
    Total Distributions                               (0.24)  (0.28)   (0.53)    (0.77)     (0.54)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $  9.54 $  8.59  $  9.69   $ 10.78  $   11.46
========================================================================================================
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
    Total Return                                      +14.0%   -8.5%    -5.1%     +0.7%    +20.3%
    Net Assets, End of Period (In Thousands)         $33,915  $ 27,939 $ 26,835  $ 17,892  $ 13,347
    Ratio of Expenses to Average Net Assets
    Before Waivers and Absorptions (b)                  0.5%    0.4%     0.4%      0.5%      1.5%
    Ratio of Expenses to Average Net Assets (b)         0.2%    0.3%     0.2%      0.3%      0.0%
    Ratio of Net Investment Income (Loss)
    to Average Net Assets                               2.0%    2.7%     3.1%      3.7%      3.7%
    Portfolio Turnover Rate                            46.5%   63.9%    35.2%     33.4%     53.7%

(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.
(b)   Expense ratios do not include the expenses of the underlying funds.



STRONG  MODERATE PORTFOLIO
---------------------------------------------------------------------------------------------------------

                                                    Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
SELECTED PER-SHARE DATA(A)                            2003     2002       2001      2000      1999
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $  8.19  $  9.64  $ 11.25  $  12.08  $  10.00
Income From Investment Operations:
    Net Investment Income (Loss)                      0.12     0.16     0.17      0.26      0.17
    Net Realized and Unrealized Gains (Losses)
    on Investments                                    1.53    (1.44)   (1.31)    (0.47)     2.49
--------------------------------------------------------------------------------------------------------
    Total From Investment Operations                  1.65    (1.28)   (1.14)    (0.21)     2.66
Less Distributions:
    From Net Investment Income                       (0.15)   (0.17)   (0.18)    (0.53)    (0.16)
    From Net Realized Gains                           --        --     (0.29)    (0.09)    (0.42)
--------------------------------------------------------------------------------------------------------
    Total Distributions                              (0.15)    (0.17)    (0.47)    (0.62)    (0.58)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $  9.69   $  8.19   $  9.64   $ 11.25  $  12.08
========================================================================================================
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
    Total Return                                    +20.2%    -13.3%    -10.2%     -1.8%    +26.7%
    Net Assets, End of Period (In Thousands)      $72,629    $ 57,046  $ 61,845  $ 51,915  $ 26,606
    Ratio of Expenses to Average Net Assets
    Before Waivers and Absorptions (b)                0.4%       0.4%     0.4%     0.4%       0.6%
    Ratio of Expenses to Average Net Assets (b)       0.2%       0.3%     0.2%     0.3%       0.0%
    Ratio of Net Investment Income (Loss)
    to Average Net Assets                             1.4%       1.8%     1.9%     2.4%       2.3%
    Portfolio Turnover Rate                          20.1%      63.4%    22.9%    18.0%      35.0%


(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.
(b)   Expense ratios do not include the expenses of the underlying funds.

YOUR ACCOUNT

SHARE PRICE

Your price for buying, selling, or exchanging shares of a specific class of a Fund is the net asset value per share (NAV) for that class of shares. NAV is generally calculated as of the close of trading on the New York Stock Exchange
(NYSE) (usually 3:00 p.m., Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.


NAV is based on the value of the securities in the Fund's portfolio. Generally, the market value of the Fund's securities is based on the NAV of each of the Underlying Fund shares held by the Fund. An Underlying Fund's NAV is generally determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. The value of debt securities in an Underlying Fund's portfolio may be determined by an independent pricing service that utilizes matrix pricing and/or pricing models to derive a price for a normal, institutional-sized trading unit of a security , and for non-rated or thinly traded securities. Matrix pricing and/or pricing models may utilize cash-flow models as well as asset valuations and trading data for comparable securities. The price evaluation made by a pricing service is not a guarantee that an individual security held by an Underlying Fund can be sold for that particular price at any particular time.


((Side Box))
---------------------------------------------------------------
We determine the share price or NAV of a class of shares by dividing the Fund's net assets attributable to the class of shares (the value of the Fund's investments, cash, and other assets attributable to the class of shares minus the Fund's liabilities attributable to the class of shares) by the number of shares in the class outstanding.
---------------------------------------------------------------


FAIR VALUE PRICING
If pricing service information or broker quotations are not readily available, the Underlying Fund may price those securities using fair value procedures approved by the Board of Directors of the Strong Funds. An Underlying Fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities.


FOREIGN SECURITIES

Some of an Underlying Fund's portfolio securities may be listed on foreign exchanges in that trade on days when we do not calculate a NAV. As a result, the value of an Underlying Fund's investments may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate an Underlying Fund's NAV. Events affecting the values of foreign securities that occur after the time a foreign exchange assigns a price to the foreign securities and before the time when we calculate an Underlying Fund's NAV, including movements of the domestic market, generally will be reflected in the Underlying Fund's NAV if we, under the supervision of the Board of Directors of the Strong Funds, determine that such events require fair valuation of those foreign securities that may be affected by the event.


MANAGING YOUR ACCOUNT


This section describes the ways you can manage your account in the Funds. Some transactions and requests will require a signature guarantee. See "Additional Information" for examples.


ONLINE

At www.Strong.com, you can access Fund performance and portfolio holding information, portfolio manager commentaries, account options information, account history, balances, and recent dividend information. In addition, you can update your mailing address and add or make changes to an Automatic Investment Plan. Also, you can sign up to receive regulatory documents and other materials, daily transaction reports, and account statements electronically or you can request that we discontinue electronic delivery. Additional planning tools and market information are also available. You can manage your account online in the following ways:


o    OPEN AN ACCOUNT

     Complete and submit our online application; or current investors may open an account by exchanging shares from another Strong account. There is a maximum initial investment of $25,000 per application for new online accounts funded electronically from your bank account.

o    MAKE ADDITIONAL INVESTMENTS

     With Express PurchaseSM, you can make additional investments of up to $100,000 each to an existing account directly from your bank account.

o    EXCHANGE SHARES

     For accounts with the Exchange Option, you can exchange shares between Strong accounts with the same registered owners, address, and taxpayer identification number.

o    SELL SHARES

     For accounts with the Redemption Option, you can submit redemption requests for up to $250,000 each. You may have a check mailed to your account's address or have the proceeds either electronically transmitted to a pre-authorized bank account or, for the applicable fee, wired to a pre-authorized bank account.


BY MAIL
Please send all mail requests to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201-2936. You can manage your account by mail in the following ways:

o    OPEN AN ACCOUNT

     Send a signed, completed application and a check or money order payable to Strong.

o    MAKE ADDITIONAL INVESTMENTS
     Send an Investment Form and a check or money order payable to Strong.

o    EXCHANGE SHARES
     Send written instructions , including your account number, the dollar amount or number of shares you wish to exchange, the names and signatures of all owners or other authorized persons to exchange shares between Strong accounts with the same registered owners and taxpayer identification number.

o    SELL SHARES

     Send written instructions, including your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of all owners or other authorized persons, and the account mailing address.


BY TELEPHONE

You may  call  1-800-368-3863  to speak to a  customer  service  representative.
During times of unusual market activity, our customer service representatives may be busy, and you may experience a delay placing a telephone request. During these times, consider calling the Strong Direct(R) automated voice recognition system at 1-800-368-7550 or using our web site at www.Strong.com. With Strong Direct, you can access current Fund share prices and other Fund information and account information. You can manage your account by telephone in the following ways:


o    OPEN AN ACCOUNT
     For accounts with the Exchange Option, you can exchange shares into a new Strong Fund.
o    MAKE ADDITIONAL INVESTMENTS

     With Express Purchase, you can make additional investments of up to $100,000 each to an existing account directly from your bank account.

o    EXCHANGE SHARES

     For accounts with the Exchange Option, you can exchange shares between Strong accounts with the same registered owners and taxpayer identification number.

o    SELL SHARES
     For accounts with the Redemption Option, you can have a check mailed to your account's address, electronically transmitted to a pre-authorized bank account, or, for the applicable fee, wired to a pre-authorized bank account.

AUTOMATICALLY
You can manage your account through automatic investment options in the following ways:


o    MAKE ADDITIONAL INVESTMENTS

     AUTOMATIC INVESTMENT PLAN (AIP). An AIP allows you to make regular, automatic investments from your bank checking or savings account.


     PAYROLL DIRECT DEPOSIT. The Payroll Direct Deposit Plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Fund of your choice.

     DIVIDENDS AND CAPITAL GAINS. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions paid by check, in its discretion, the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please call 1-800-368-3863. o EXCHANGE SHARES The Automatic Exchange Plan allows you to make regular, automatic exchanges between Strong accounts. o

     SELL SHARES The Systematic Withdrawal Plan allows you to redeem a fixed sum from your account on a regular basis and send it electronically to a bank account or as a check to you or anyone you properly designate.

BY WIRE

Please call a customer service representative for wire instructions. Please note, your purchase order cannot be accepted until your wire payment is received by the Fund's agent. You can manage your account by wire in the following ways:

o    OPEN AN ACCOUNT
     Prior to your investment, a signed, completed application must be on file with the Fund's transfer agent.
o    MAKE ADDITIONAL INVESTMENTS
o    SELL SHARES
     For accounts with the Redemption Option, and for the applicable fee, you can call a customer service representative to have the proceeds wired to a pre-authorized bank account.


THROUGH THIRD PARTIES

When you transact through a third party (rather than directly with us), the policies and fees may be different than described in this prospectus. Banks, broker-dealers, 401(k) plans, financial advisors, insurance companies, third-party administrators, and financial supermarkets (collectively, "financial intermediaries", may charge transaction and other fees and may set different investment minimums or limitations on buying or selling shares. The Fund may require financial intermediaries to transact through a registered clearing agency, such as the National Securities Clearing Corporation. Consult your financial intermediary for details. Broker-dealers, including the Funds' distributor and other financial intermediaries, may sponsor or participate in promotional programs in which investors receive incentives for establishing an account with the financial intermediary and/or for purchasing shares of the Strong Funds. Contact your financial intermediary, or consult the statement of additional information for more information on these programs. We and/or an affiliate, including the Distributor, may make payments from our own resources to financial intermediaries for selling or servicing Fund shares. You can manage your account through a third party in the following ways:


o    OPEN AN ACCOUNT
o    MAKE ADDITIONAL INVESTMENTS
o    EXCHANGE SHARES
o    SELL SHARES

IN PERSON
Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our web site or call a customer service representative for hours, directions, and the locations of our other Investor Centers.

INVESTMENT MINIMUMS

When buying shares, you must meet the following investment minimum requirements:

                                              INITIAL INVESTMENT MINIMUM          ADDITIONAL INVESTMENT MINIMUM
--------------------------------------------- ----------------------------------- ----------------------------------
Regular accounts                              $2,500                              $100
--------------------------------------------- ----------------------------------- ----------------------------------
Coverdell Education Savings Accounts,         $1,000                              $100
traditional IRAs, Roth IRAs, SEP IRAs, and
UGMA/UTMA accounts
--------------------------------------------- ----------------------------------- ----------------------------------
SIMPLE IRAs and 403(b)(7), Keogh, Pension     the lesser of $250 or $25 per       $50
Plan, Profit Sharing Plan, and 401(k) Plan    month
accounts*
--------------------------------------------- ----------------------------------- ----------------------------------

* IF YOU OPEN AN EMPLOYER SPONSORED RETIREMENT PLAN ACCOUNT FOR WHICH WE PROVIDE OR FOR WHICH ONE OF OUR ALLIANCE PARTNERS PROVIDES DOCUMENT OR ADMINISTRATIVE SERVICES, THERE IS NO INITIAL INVESTMENT MINIMUM.

ADDITIONAL INFORMATION

ACCOUNT OPTIONS AND SERVICES

Some account options and services are added to your account when it is opened, unless you choose otherwise, and some require registration. In addition, some options and services may be subject to additional restrictions or conditions. Visit our web site, or call a customer service representative for more information or to request a Shareholder Account Options form.

CUSTOMER IDENTIFICATION REQUIREMENT
We are required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, we may be unable to open an account for you. In certain circumstances, we may rely on a financial intermediary to assist with the verification of your identity. If we are unable to verify your identity, we may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next NAV minus any applicable sales charge, and/or take other action we deem reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.


DUPLICATE COPIES OF DOCUMENTS
Upon your request and for the applicable fee, you may obtain duplicate copies of documents, such as account statements and tax forms. Please call a customer service representative for more information.

EXCHANGING SHARES
An exchange of shares between Strong accounts is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Some Strong Funds charge a redemption fee as described in the appropriate Fund's prospectus. Purchases by exchange are subject to the investment requirements and other criteria of the Fund and class purchased. Please ask us for the appropriate prospectus, and read it before investing in any of the Strong Funds.

HOUSEHOLDING
If we mail financial reports, prospectuses, or other regulatory material directly to you, we attempt to reduce the volume of mail you receive by sending only one copy of these documents to your household. You can call us at 1-800-368-3863, or write to us at the address listed on the back of this prospectus, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.

LOW BALANCE ACCOUNT FEE

Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to shareholders whose combined Strong Funds assets total $100,000 or more. We will waive the fee if, an account balance falls below the account's initial investment minimum due solely to market fluctuations.



PURCHASES IN KIND
You may, if we approve, purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies.

PURCHASING SHARES

We only accept checks payable to Strong. We do not accept cash, checks drawn on banks outside the U.S., or credit card checks, and we may refuse checks if Strong is not the original payee. You will be charged $25 for every check or Electronic Funds Transfer returned unpaid. When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the STRONG MONEY MARKET FUND. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the STRONG MONEY MARKET FUND, at the next NAV calculated after we accept your order.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

o INDIVIDUAL RETIREMENT PLANS, including traditional IRAs and Roth IRAs, call 1-800-368-3863.

o QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

There may be special distribution requirements for a retirement account. For more information, call the appropriate number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 and a $50 fee for transferring assets to another custodian or for closing a retirement account. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes unless you transfer all of the proceeds to an eligible retirement plan.

SELLING SHARES

After your redemption request is accepted, we normally send your proceeds on the next day NAV is calculated (Business Day). Proceeds transmitted electronically will usually arrive at your bank two banking days after we process your transaction. Proceeds transmitted by wire will usually arrive at your bank the first banking day after we process your transaction. If no direction is provided as to how or where to deliver the proceeds, we may mail a check to the address on the account. Because the post office will not forward checks, please notify us if your address has changed. If you recently purchased shares, the payment of your redemption may be delayed up to ten days to allow the purchase payment to clear. If you request a specific dollar amount to be redeemed, and due to market fluctuation the account balance is less than the requested amount, we may redeem the remaining account balance. In some cases, your request will require a signature guarantee in order to process the redemption. Review the "Signature Guarantees" section that follows for details.

SHORT-TERM TRADING
The Fund attempts to deter short-term trading that may be disruptive to the efficient management of the Fund. The Fund may consider several factors when evaluating shareholder trading activities, including, but not limited to: (1) the amount of a transaction; (2) the frequency of transactions; (3) the time frame between which purchases and redemptions (including exchanges) are executed; and (4) the Fund's asset size. Shareholders who engage in such trading may be subject, without prior notice, to action by or on behalf of the Fund, including, but not limited to: (1) a request to cease such activities; (2) rejection of any or all future purchase requests in one, several, or all Strong Funds; or (3) a refusal of, change to, discontinuance of, or temporary suspension of any or all account services.

Although the Fund attempts to deter this type of trading, it may not always be successful because, among other things, Fund shares may be purchased and redeemed indirectly by underlying shareholders aggregated in omnibus accounts maintained by brokers, retirement plans, fee-based investment programs, and other intermediaries. The Fund may receive limited information about transactions by an underlying shareholder in such accounts. Therefore, the Fund cannot always know about or reasonably be expected to detect potentially disruptive short-term trading.

If the Fund is unable to deter this type of trading, it may adversely affect the long-term performance of the Fund by requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund's manager might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.


SIGNATURE GUARANTEES

A Medallion signature guarantee is designed to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. The transactions for which a Fund will require such a signature guarantee for all authorized owners of an account include but are not limited to:
     o When requesting that redemption proceeds be sent to a different name or address than is registered on an account, including another Strong account,
     o When establishing a bank address with no owner(s) in common with the Strong account owner(s) or when all Strong joint account owners are not also bank account owners,
     o When transferring the ownership of an account to another individual or organization,
     o When requesting to redeem or redeposit shares that have been issued in certificate form,
     o If adding/changing a name or adding/removing an owner on an account, and
     o    If adding/changing the beneficiary on a transfer-on-death account.

A Medallion signature guarantee may be required at our discretion to initiate a redemption (including exchanges and transfers).


A Medallion signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not a substitute for a Medallion signature guarantee.

TELEPHONE AND ELECTRONIC TRANSACTIONS
We  use   reasonable   procedures  to  confirm  that  telephone  and  electronic
transaction requests are genuine and may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received by telephone or electronically, provided we reasonably believe the instructions were genuine. For transactions through our automated voice-recognition system and our web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN, or password.

VERIFICATION OF ACCOUNT STATEMENTS
Contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

DISTRIBUTIONS

DISTRIBUTION POLICY

To the extent they are available, the MODERATE PORTFOLIO and AGGRESSIVE PORTFOLIO generally pay you dividends from net investment income and distribute net realized capital gains at least annually. To the extent they are available, the CONSERVATIVE PORTFOLIO generally pays you dividends from net investment income quarterly and distributes net realized capital gains at least annually. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. Please note, however, under federal law, the interest income earned from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional Investor Class shares of the Fund, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions by check, in its discretion, the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please call 1-800-368-3863.

TAXES

TAXABLE DISTRIBUTIONS


For federal tax purposes, any distributions you receive of net investment income (excluding qualified dividend income) and net short-term capital gains are generally taxable as ordinary dividend income at your income tax rate. Distributions of net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. Distributions of qualified dividend income generally will be taxable at long-term capital gains rates. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. In addition, the Underlying Funds' active trading approach may increase the amount of distributions that you receive from the Underlying Funds. Please note, however, under federal law, the interest income earned from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states.


((Side Box))
------------------------------------------------------
Generally, if your investment is in a traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid but instead at the time you withdraw them from your account.
------------------------------------------------------

RETURN OF CAPITAL
If your Fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you, which will generally reduce the cost basis of your shares. Such distributions may also be treated as a sale of your shares.


YEAR-END TAX STATEMENT
To assist you in tax preparation, after the end of each calendar year, we will send you a statement of your Fund's net investment income dividends (designating qualified dividend income) and net capital gains distributions (Form 1099).

BACKUP WITHHOLDING

By law, we must withhold 28% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or taxpayer identification number.


((Side Box))
-------------------------------------------------------
Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:

     o Investing a large amount in the Fund close to the end of the calendar year. If the Fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.

     o Selling shares of the Fund at a loss if you have purchased (including by reinvesting dividends and distributions) additional shares of the same Fund within 30 days prior to the sale or if you plan to purchase additional shares of the same Fund within 30 days following the sale. This is called a wash sale, and you will not be allowed to claim a tax loss on the transaction.

-------------------------------------------------------

Because everyone's tax situation is unique, you should consult your tax professional for assistance.

RESERVED RIGHTS

We reserve the right to:


o Refuse, change, discontinue, or temporarily suspend account services, including , but not limited to, exchange, automatic investment or redemption plans, or telephone, facsimile, and online account services, for any reason.

o Reject any purchase request for any reason, including exchanges from other Strong Funds and automatic investment plan purchases.


o    Change the minimum or maximum investment amounts.


o    Delay sending out redemption proceeds for up to seven days.


o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.


o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets.

o Close any account that does not meet minimum investment requirements. We will give you 60 days' notice to increase your balance to the required minimum.

o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semiannual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies, strategies, risks, and techniques. A current SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.


TO REQUEST INFORMATION OR TO ASK QUESTIONS:

BY TELEPHONE                                         FOR HEARING-IMPAIRED (TDD)
1-414-359-1400 or 1-800-368-3863                     1-800-999-2780

BY MAIL                                     BY OVERNIGHT DELIVERY
Strong Funds                                Strong Funds
P.O. Box 2936                               900 Heritage Reserve
Milwaukee, WI 53201-2936                    Menomonee Falls, WI 53051

ON THE INTERNET                                    BY E-MAIL
View online or download documents:                 service@Strong.com
Strong Funds: www.Strong.com
SEC*: www.sec.gov


This prospectus is not an offer to sell securities in places other than the United States and its territories.

*INFORMATION ABOUT THE FUNDS (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE SEC AT
(202) 942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV.

Strong Aggressive Portfolio, a series of Strong Life Stage Series, Inc., SEC file number: 811-09091
Strong Conservative Portfolio, a series of Strong Life Stage Series, Inc., SEC file number: 811-09091
Strong Moderate Portfolio, a series of Strong Life Stage Series, Inc., SEC file number: 811-09091

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")


STRONG CONSERVATIVE PORTFOLIO, A SERIES FUND OF STRONG LIFE STAGE SERIES, INC. STRONG MODERATE PORTFOLIO, A SERIES FUND OF STRONG LIFE STAGE SERIES, INC. STRONG AGGRESSIVE PORTFOLIO, A SERIES FUND OF STRONG LIFE STAGE SERIES, INC.

P.O. Box 2936 Milwaukee, WI 53201
Telephone: 1-414-359-1400
Toll-Free: 1-800-368-3863
e-mail: service@Strong.com
web site:  www.Strong.com



Throughout this SAI, "Fund" refers to each of the Strong Life Stage Portfolios listed above, unless otherwise indicated. This SAI is not a prospectus and should be read together with the prospectus for the Fund dated May 1, 2004. Requests for copies of the prospectus should be made by calling any number listed above. The financial statements appearing in the Fund's Annual Report, which accompanies this SAI, are incorporated by reference into this SAI.


Strong Life Stage Series, Inc. is an open-end management investment company that offers three diversified investment portfolios, with the following investment objectives:

     STRONG CONSERVATIVE PORTFOLIO seeks total return by investing primarily for income and secondarily for capital growth.

     STRONG MODERATE PORTFOLIO seeks total return by investing primarily for capital growth and secondarily for income.

     STRONG AGGRESSIVE PORTFOLIO seeks capital growth.

Each Fund seeks to achieve its investment objective by investing substantially all of its assets in a select group of mutual funds in the Strong Family of Funds ("Underlying Funds") representing different combinations of stocks, bonds, and cash investments, and reflecting varying degrees of potential investment risk and reward.






















                                   May 1, 2004



RT43821 05-04                                                LIFS/WH4024 05- 04



TABLE OF CONTENTS                                                                                              PAGE

INVESTMENT RESTRICTIONS...........................................................................................4
INVESTMENT POLICIES AND TECHNIQUES................................................................................6

   The Underlying Funds...........................................................................................6
   Asset-Backed Debt Obligations..................................................................................6
   Borrowing......................................................................................................7
   Cash Management................................................................................................7
   Commercial Paper...............................................................................................7
   Convertible Securities.........................................................................................8
   Debt Obligations...............................................................................................8
   Depositary Receipts............................................................................................9
   Derivative Instruments.........................................................................................9
   Duration..................................................................................................... 20
   Exchange-Traded Funds........................................................................................ 20
   Foreign Investment Companies................................................................................. 20
   Foreign  Risks................................................................................................21
   Governmental/Municipal Obligations........................................................................... 22
   High-Yield (High-Risk) Securities............................................................................ 23
   Illiquid Securities.......................................................................................... 25
   Inflation-Indexed Securities................................................................................. 26
   Lending of Portfolio Securities.............................................................................. 26
   Loan Interests............................................................................................... 27
   Maturity..................................................................................................... 28
   Mortgage-Backed Debt Securities.............................................................................. 29
   Preferred Stock.............................................................................................. 30
   Repurchase Agreements........................................................................................ 30
   Reverse Repurchase Agreements and Mortgage Dollar Rolls...................................................... 30
   Rule 2a-7:  Maturity, Quality, and Diversification Restrictions.............................................. 31
   Sector Concentration......................................................................................... 31
   Short-Hold Trading Strategy...................................................................................32
   Short Sales.................................................................................................. 32
   Small and Medium Companies................................................................................... 32
   Sovereign Debt............................................................................................... 34
   Standby Commitments.......................................................................................... 35
   Temporary Defensive Position................................................................................. 36
   U.S. Government Securities................................................................................... 36
   Variable- or Floating-Rate Securities........................................................................ 36
   Warrants..................................................................................................... 37
   When-Issued and Delayed-Delivery Securities.................................................................. 37
   Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities......................................................... 38
DIRECTORS AND OFFICERS.......................................................................................... 38
PRINCIPAL SHAREHOLDERS.......................................................................................... 43
INVESTMENT ADVISOR OF THE UNDERLYING FUNDS...................................................................... 44
ADMINISTRATOR................................................................................................... 48
DISTRIBUTOR..................................................................................................... 50
PORTFOLIO TRANSACTIONS.......................................................................................... 50
CUSTODIAN....................................................................................................... 50
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.................................................................... 50
TAXES........................................................................................................... 51
DETERMINATION OF NET ASSET VALUE................................................................................ 53
ADDITIONAL SHAREHOLDER INFORMATION.............................................................................. 53
ORGANIZATION.................................................................................................... 56
SHAREHOLDER MEETINGS............................................................................................ 57
INDEPENDENT  AUDITORS............................................................................................57
LEGAL COUNSEL................................................................................................... 57
FINANCIAL STATEMENTS............................................................................................ 57
APPENDIX - DEFINITION OF CREDIT RATINGS......................................................................... 59



No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding prospectus and, if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT LIMITATIONS

The following are the Fund's fundamental investment limitations that, along with the Fund's investment objectives (which are described in the prospectus), cannot be changed without shareholder approval. To obtain approval, a majority of the Fund's outstanding voting securities must vote for the change. A majority of the Fund's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting securities.

Unless indicated otherwise below, the Fund:


1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (a) borrow money from banks and (b) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended, ("1940 Act") that may involve a = borrowing, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.


3.   May not issue senior securities, except as permitted under the 1940 Act.


4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, ("Securities Act") in connection with the purchase and sale of portfolio securities.


5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments or (2) engaging in repurchase agreements.


7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.


8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

10. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of multiple open-end management investment companies from the same group of open-end management investment companies to become a "fund of funds" in accordance with Section 12(d)(1)(G) of the 1940 Act.

"Industry" classifications under Fundamental Investment Limitation No. 7 are based on the O'Neil composite, as amended, or such comparable published classification as the Advisor shall select.

NON-FUNDAMENTAL OPERATING POLICIES

The following are the Fund's non-fundamental operating policies, which may be changed by the Fund's Board of Directors without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.


2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.


4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions, and policies as the Fund.


6. Engage in futures or options on futures transactions that are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act.


7. Borrow money except (a) from banks or (b) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8. Make any loans other than loans of portfolio securities, except through (a) purchases of debt securities or other debt instruments or (b) engaging in repurchase agreements.


Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the Fund's assets (e.g., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction. However, if, at any time, the Fund should fail to meet the 33 1/3% limitation in Fundamental Investment Limitation No. 2, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet the limitation. Maintenance of this percentage limitation may result in the sale of portfolio securities by the Fund at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

                       INVESTMENT POLICIES AND TECHNIQUES

THE UNDERLYING FUNDS

Each Fund invests substantially all its assets in the Underlying Funds as described below.

---------------------------------------------------- ----------------- ------------------ ---------------------

                                                       CONSERVATIVE        MODERATE           AGGRESSIVE
                UNDERLYING FUNDS(1)                     PORTFOLIO          PORTFOLIO           PORTFOLIO
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Advisor Common Stock -  Class Z                    10%                20%                 25%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Advisor U.S. Value -  Class K                       5%                10%                 10%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong  Endeavor - Investor Class                         10%                15%                 20%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Government Securities -  Investor Class            15%                10%                 5%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Growth and Income -  Class K                       10%                10%                 15%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Overseas -  Investor Class                          5%                 5%                 10%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Short-Term Bond - Investor Class                   15%                10%                  5%
---------------------------------------------------- ----------------- ------------------ ---------------------
Strong Ultra Short-Term Income - Investor Class           30%                20%                 10%
---------------------------------------------------- ----------------- ------------------ ---------------------


(1)WHILE THE FUNDS WILL GENERALLY BE INVESTED ACCORDING TO THESE ALLOCATIONS, THEY MAY INVEST UP TO 5% OF THEIR ASSETS IN EITHER THE INSTITUTIONAL CLASS SHARES OF THE STRONG HERITAGE MONEY FUND OR IN CASH-TYPE SECURITIES (HIGH-QUALITY, SHORT-TERM DEBT SECURITIES ISSUED BY CORPORATIONS, BANKS, AND OTHER FINANCIAL INSTITUTIONS) AS A CASH MANAGEMENT TOOL.


The following information supplements discussion of the Underlying Fund's investment objectives, policies, and techniques described in the prospectus and applies to each Underlying Fund unless otherwise noted. References to the "Fund" in the following discussions refer to the Underlying Funds. However, the "Repurchase Agreement" section also applies to the Conservative, Moderate, and Aggressive Portfolios. Therefore, references to the "Fund" under "Repurchase Agreements" refer to both the Underlying Funds and the Conservative, Moderate, and Aggressive Portfolios. References to the "Advisor" in this SAI refer to Strong Capital Management, Inc., the investment advisor of the Underlying Funds.

ASSET-BACKED DEBT OBLIGATIONS


Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk and bankruptcy of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.


The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of asset-backed debt obligations differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if these debt obligations are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if these debt obligations are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on debt obligations purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.


While asset-backed securities may be issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing selective credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities backed by assets other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above, may be issued in the future. The Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.


BORROWING


The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the Fund may not purchase securities when its bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.

The Fund has established a line-of-credit ("LOC") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within 60 days and is not extended or renewed. The Fund pays a commitment fee to the banks in order for the LOC to be available.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
CASH MANAGEMENT

The Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by the Advisor (collectively, the "Strong Money Funds"). The Advisor may receive advisory fees and its affiliate, Strong Investor Services, Inc., may receive administrative fees as to such investments in the Strong Money Funds from both the Fund and the Strong Money Funds. The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share. The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of the Fund's net assets.

COMMERCIAL PAPER


Commercial paper is a debt obligation usually issued by corporations (including foreign corporations) and may be unsecured or secured by letters of credit or a surety bond. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may be deemed a restricted security thereby causing it to be illiquid or reducing its liquidity in certain circumstances.

Asset-backed commercial paper is a form of commercial paper generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables like credit card receivables, auto and equipment leases, and other receivables. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper at maturity.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.


The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

DEBT OBLIGATIONS

The Fund may invest a portion of its assets in debt obligations. Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates and the Fund may have to replace such securities with lower yielding securities, which could result in a lower return for the Fund.


PRICE VOLATILITY. The market value of debt obligations is affected primarily by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest-rate changes, which means that, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines.


MATURITY. In general, the longer the maturity of a debt obligation, the higher its yield but the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the lesser its sensitivity to changes in interest rates and the greater the price stability. Commercial paper is generally considered the shortest maturity form of debt obligation.


CREDIT QUALITY. The value of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers and obligors. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.


In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of Nationally Recognized Statistical Rating Organizations ("NRSROs").

THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
DEPOSITARY RECEIPTS

The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
DERIVATIVE INSTRUMENTS


IN GENERAL. The Fund may use derivative instruments for any lawful purpose consistent with its investment objectives, such as for hedging , managing risk, or obtaining market exposure. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities (commonly referred to as "underlying assets") or indexes.


A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including options on forward and cap, floor, and collar swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative usually will receive fees or premiums, but generally is exposed to losses due to adverse changes in the value of the underlying asset or index.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in market value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.


MANAGING RISK/MARKET EXPOSURE. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying , selling, or holding certain securities, or creating or altering exposure to certain types of investments (e.g., equity, debt, foreign securities, and floating-rate debt securities) or to certain commodities whose prices are related to certain securities in which the Fund may invest.. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (i.e., stocks or bonds) would provide.

EXCHANGE-TRADED   AND   OTC   DERIVATIVES.   Derivative   instruments   may   be
exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. On the other hand, OTC derivative transactions are not traded on established exchanges and are not guaranteed by the creditworthiness of any exchange. Consequently, OTC derivative transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument. OTC derivative transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

RISKS. The use of derivative instruments involves risks as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

         (1) MARKET RISK. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative instrument will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders, and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objectives.


         (2) CREDIT RISK. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, (which is the issuer or counterparty to each exchange-traded instrument), provides a guarantee of performance for exchange-traded derivatives. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract. In certain circumstances, the Advisor will obtain collateral for the Fund from the counterparty to minimize this credit risk.

         (3) CORRELATION RISK. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the instruments and the position hedged. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the associated hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these derivative instruments are traded. The effectiveness of hedges using derivative instruments based on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.


         (4) LIQUIDITY RISK. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, terminated early, or replaced quickly at or very close to its market value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements or by the derivative instrument to maintain assets as "cover," maintain segregated accounts, designate assets on its books and records, post collateral and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets, accounts, collateral or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends, in part, on the existence of a liquid secondary market for such derivative instruments or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.


         (5)  LEGAL  RISK.  Legal  risk is the risk of loss  caused by the legal unenforceability of a party's obligations under the derivative instrument. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative instruments.

         (6) SYSTEMIC OR "INTERCONNECTION" RISK. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, which creates a large interdependent web of financial obligations. This interdependence raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.


The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

LEVERAGED  DERIVATIVE  TRANSACTIONS.  The SEC  has  identified  certain  trading practices involving derivative instruments that have the potential for leveraging the Fund's assets in a manner that raises senior security issues, as defined under the 1940 Act. In order to avoid creating a senior security and to limit the potential problems for leveraging of the Fund's assets when the Fund invests in derivatives, the SEC has stated that the Fund may use coverage or designation of the Fund's liquid assets. To the extent required by SEC guidelines, the Fund will not enter into any such leveraging derivative transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the counterparty to the extent that the position is not "covered". Assets designated on the Fund's records cannot be sold while the related derivative position is open unless they are replaced with similar assets, and such designated assets may be deemed illiquid. As a result, the designation of a large portion of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to designate liquid assets on its books and records to secure its obligations under such derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets designated on the Fund's books and records (unless another interpretation is specified by applicable regulatory requirements).

OPTIONS. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.


The Fund may hold (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques -- Illiquid Securities." Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.


The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.


The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.


The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.


SPREAD OPTION TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate futures and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.


To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Single-stock futures are futures traded on individual stocks. When buying or selling single-stock futures, the Fund is obligated to fulfill the terms of the contract upon expiration, unless it offsets the position before then. Single-stock futures carry higher margin requirements than regular futures contracts. Trading single-stock futures also involves the risk of losing more than the Fund's initial investment.

FOREIGN CURRENCY DERIVATIVES. The Fund may purchase and sell foreign currency on a spot basis and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with the Fund's investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S.
dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When  the  Fund  engages  in  a  transaction  in a  currency-related  derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange that provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately negotiated transactions only with entities that are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.

The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing. The Fund using these instruments may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When required by the SEC guidelines, the Fund will designate liquid assets on its books and records to cover potential obligations under currency-related derivative instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets is so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivative instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivative instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain that may result from an increase in the value of that currency.


"SWAP" DERIVATIVE TRANSACTIONS. The Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or "collar" amounts.

The "notional amount" of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement ("net amount") and not the notional amount differences themselves. The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund's books and records.


Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.


CREDIT DERIVATIVES. Credit derivatives are a form of derivative that are divided into two basic types, credit default swaps and total return swaps, and are usually governed by the standard ISDA Master Agreement terms and conditions. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates. Another type of credit derivative is the credit-linked notes and other forms of debt obligations with an embedded credit default swap component. In this type of credit derivative, payments of principal and interest are linked to the performance of one or more reference debt securities or assets. In all of these credit derivative transactions, the same general risks of derivative transactions are present, but they offer greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index, which is the basis for the periodic payment. If the Fund writes a credit default swap, it receives a premium up front but the Fund's exposure under the credit default swap is a form of leverage and will be subject to the restrictions on leveraged derivatives discussed above.

ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above and in the prospectus, the Advisor expects to use additional derivative instruments and to employ other hedging or risk management techniques using derivatives. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
DURATION

Duration was developed as a more precise alternative to the concept of "maturity" for a debt security or portfolio of debt securities. Traditionally, a debt security's maturity has been used as a proxy for the sensitivity of the debt security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt security provides its final payment, taking no account of the expected timing of the security's principal and interest payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, and call features into one measure. Duration management is one of the fundamental tools used by the Advisor.

Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt obligation with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.


Futures, options, and options on futures have durations that, in general, are closely related to the duration of the debt securities that underlie them. Holding long futures or call option positions will lengthen the duration of the Fund's portfolio by approximately the same amount of time that holding an equivalent amount of the underlying debt securities would.

Short futures or put option positions have durations roughly equal to the negative duration of the debt securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount of time that selling an equivalent amount of the underlying debt securities would.

There are some situations where even the standard duration calculation does not completely reflect the interest rate exposure or projected cash flows of a debt security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure and duration correspond to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a debt obligation may vary over time in response to changes in interest rates and other market factors.

EXCHANGE-TRADED FUNDS


Exchange- traded funds ("ETF") represent shares of ownership in mutual funds or unit investment trusts ("UIT"), that hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indices. An index-based ETF seeks to track the performance of a particular index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Unlike typical open-end mutual funds or UITs, ETFs do not sell or redeem their individual shares at net asset value ("NAV"). Instead, ETFs sell and redeem their shares at NAV only in large blocks (such as 50,000 shares). In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end mutual funds and UITs, which issue redeemable shares, and of closed-end mutual funds, which generally issue shares that trade at negotiated prices on national securities exchanges and are not redeemable.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
FOREIGN INVESTMENT COMPANIES

The Fund may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country that permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.



FOREIGN RISKS

Foreign securities are securities issued by a foreign government or securities issued by a company incorporated in a foreign country. Investing in foreign securities involves certain risks not present in investing in U.S. securities, and many of these risks are discussed below. For example, many of the foreign securities held by the Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, the Fund has the risk of obtaining less publicly available information concerning these foreign issuers and foreign securities than is available concerning U.S. issuers. In addition, the Fund has the risk that disclosure, reporting and regulatory standards for foreign issuers may be less stringent in certain foreign countries (especially emerging market countries) than in the U.S. and other major markets. There also may be a lower level of effective government regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations in these emerging markets may be extremely limited. Foreign companies, and in particular, companies in smaller and emerging capital markets, are not generally subject to the same uniform accounting, auditing and financial reporting standards in the U.S. and other developed countries. The Fund also has the risk that its net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

Foreign securities may be subject to the instability of foreign governments and/or their relationship with the U.S. government (including concerns over nationalization of U.S. assets); unilateral actions of the foreign government about payment of its own debt or restricting payments of foreign company debt; and unilateral actions of the U.S. government with respect to treaties, trade, capital flows, immigration, and taxation with that foreign country or affecting that foreign company.

The Fund's costs attributable to investing in foreign securities may be higher than those attributable to domestic investments-- and this is particularly true with respect to investments in emerging capital markets. For example, the Fund's cost of maintaining custody of its foreign securities usually exceeds its custodial costs for domestic securities; and the Fund's transaction and settlement costs of for foreign securities usually are higher than those attributable to domestic investing. The Fund's costs associated with the exchange of and hedging foreign currencies also make investing in foreign securities more expensive than domestic investments. The Fund's investment income on certain foreign securities may be subject to foreign withholding or other foreign taxes that could reduce the Fund's total return on its investments in foreign securities. Tax treaties between the U.S. and certain foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.

Foreign markets also have different clearance and settlement procedures. In certain foreign markets, there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult for the Fund to conduct or timely settle such transactions. Delays in foreign settlement could result in unexpected, temporary periods when the Fund's assets are uninvested and are earning no investment return. The Fund's inability to make and timely settle foreign security purchases due to settlement problems could cause the Fund to miss foreign investment opportunities. On the sell-side, the Fund's inability to dispose of a foreign security due to settlement problems could result either in unexpected losses to the Fund (due to subsequent declines in the value of such foreign security) or, if the Fund is unable to deliver the foreign security to the purchaser, could result in the Fund's possible liability to the purchaser.

In addition, the Fund's investment in any security payable in a foreign currency is subject to the risk of changes in the value of the U.S. dollar versus the value of the foreign currency.

Non-foreign securities may also be directly or indirectly subject to foreign risks because of, for example, the issuer's affiliation with a foreign company or the multinational nature of the issuer's operations. The type and aggregate level of foreign risk can vary significantly between individual securities held by the Fund. A summary of certain common types of debt-obligations affected by foreign risks is presented below:

NON-DOLLAR BONDS (INTERNATIONAL BONDS). Foreign governments, U.S. and international agencies, and corporations may issue debt instruments with interest and/or principal payable in currencies other than the U.S. dollar. These types of debt instruments are usually known as "non-dollar bonds." For U.S.-based investors, these non-dollar bonds entail foreign currency risk as described above. While some foreign currencies tend to trade in a moderate range versus the U.S. dollar, other foreign currencies may exhibit dramatic and/or unexpected increases or decreases in value relative to the U.S. dollar. Freely floating foreign currencies have no limit on the degree of appreciation or depreciation they may experience. Even foreign currencies which are managed by foreign governments and central banks to track the value of the U.S. dollar or a "basket" of securities ("managed float" or "peg") can in fact gain or lose value in U.S. dollar terms. Such managed currency arrangements can break down at any time, resulting in significant U.S. dollar valuation swings for those non-dollar bonds paying in these foreign currencies. While the most common issuers of non-dollar bonds are domiciled outside the United States, U.S entities can choose to offer bonds payable in foreign currencies.

YANKEE BONDS. "Yankee" bonds are debt instruments issued and/or registered in the United States by non-U.S. borrowers (also called "Yankee issuers") paying interest and principal in U.S. dollars. Yankee issuers may have significant operations or entire subsidiaries located in the United States, or they may have U.S. funding arms, but no U.S. business operations. U.S. holders of Yankee bonds are not directly subject to foreign currency risk, but exchange rate movements may have an indirect influence on the market price of Yankee bonds since they impact the financial condition of the Yankee issuer. For example, a Canadian-based company raising capital in the U.S. market by issuing Yankee bonds could face a change in its business results (and therefore its creditworthiness) due to a change in the value of the Canadian dollar versus the U.S. dollar. Yankee bonds may also be subject to foreign, political, legal, accounting, regulatory, and disclosure risks discussed above.

U.S. SUBSIDIARY BONDS. A U.S. subsidiary bond is a debt instrument issued by a U.S. operating company which is owned, directly or indirectly, by a foreign company. Like Yankee bonds, U.S. subsidiary bonds are payable in U.S. dollars, and consequently avoid direct foreign currency risk for U.S. holders. However, as with Yankee bonds, the creditworthiness of the U.S. subsidiary issuing the bonds (and market value of the U.S. subsidiary's bonds) can be influenced by foreign currency movements and the other foreign risk factors noted above to the extent that the foreign parent company's business prospects are affected by such foreign risks.

U.S. MULTI-NATIONAL BONDS. A U.S. multi-national bond is a debt instrument issued in the U.S. by a subsidiary of a multi-national company (which multi-national company is domiciled in the United States). The issuing subsidiary could be domiciled in the U.S. or in a foreign country, and could be either an operating subsidiary or a funding vehicle for the multi-national parent company. A U.S. multi-national bond can be issued in U.S. dollars or other foreign currencies. If issued by the subsidiary company in a foreign currency, a U.S. Multinational bond embodies the same foreign currency risks described above for Non-Dollar bonds. If issued by the subsidiary in U.S. dollars, there is no direct foreign currency risk for U.S. investors, but indirect foreign currency risks affecting the multi-national operations of the parent company remain. Many U.S. multi-national companies derive a greater share of revenues and earnings from foreign activities than from U.S. operations.
Consequently, financial results and the creditworthiness of these U.S. multi-national companies (and the market value of the debt instruments issued by their subsidiaries) can be affected (to a greater or lesser extent) by the foreign risk factors described above.

U.S. DOLLAR FOREIGN BONDS. U.S. dollar foreign bonds are debt instruments issued by foreign governments, supra-national foreign organizations, foreign subsidiaries of U.S. multinational companies, foreign corporations and offshore registered entities payable in U.S. dollars. Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and the other foreign risk factors may apply to the foreign issuers of these U.S. dollar foreign bonds, and affect the market value of these bonds. (Note: These foreign issuers of U.S. dollar foreign bonds may also have U.S. subsidiaries or U.S. parent that issue debt instruments themselves. Accordingly, it is not uncommon that one multi-national company may issue bonds both at its subsidiary level and at its parent level--and, depending if the issuer is a U.S. entity or a foreign entity, one bond could be categorized as a "foreign security" while the other bond categorized as a U.S. security).


GOVERNMENTAL/MUNICIPAL OBLIGATIONS


IN GENERAL. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States (including the
District of Columbia) and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets, or domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

BONDS AND NOTES. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. (See "Participation Interests" below.) States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. Municipal leases may be secured by the underlying capital asset, and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.


MORTGAGE-BACKED BONDS. The Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. The Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.


PARTICIPATION INTERESTS. A participation interest gives the Fund an undivided interest in a municipal debt obligation in the proportion that the Fund's participation interest bears to the principal amount of the underlying obligation. These underlying obligations may have fixed, floating, or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be federal tax-exempt. If the Fund purchases unrated participation interests, the Board or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets the Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

PASS-THROUGH CERTIFICATES. The Fund may also invest in pass-through certificates or securities issued by partnerships and grantor trusts. These securities allow the Fund to receive principal and interest payments on underlying obligations and such securities may have fixed, floating, or variable rates of interest. The pass-through certificates may be backed by a letter of credit , guarantee, or liquidity provider and, if the pass-through certificate is intended to be a tax-exempt security, it is generally accompanied by an opinion of counsel that the interest on the pass-through certificates will be exempt from federal income tax. The Fund may only invest in these securities if they meet the Fund's credit-quality and eligibility requirements.


THIS SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE GOVERNMENT SECURITIES AND HERITAGE MONEY FUNDS.
HIGH-YIELD (HIGH-RISK) SECURITIES


IN GENERAL. Non-investment grade debt obligations ("lower-quality securities") include (1) debt obligations rated between BB and C by Moody's Investors ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other NRSROs; (2) commercial paper rated as low as C by S&P, Not Prime by
Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable credit quality as determined by the Advisor. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy of the obligor. They are regarded as predominantly speculative and present a significant risk for loss of principal and interest. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A for a description of the NRSRO credit ratings.

EFFECT OF INTEREST RATES. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All fixed interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities (which react primarily to fluctuations in the general level of interest rates). Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities may be unsecured and may be subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

DECREASED FUND LIQUIDITY. As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount to its existing market value to meet redemptions. Any such redemption would force the Fund to sell the more liquid portion of its portfolio.


PREPAYMENT RISK. Lower-quality and comparable unrated securities typically bear higher rates of interest than higher- and medium-quality securities, and generally contain redemption, call, or prepayment provisions that permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by NRSROs are designed to evaluate the ability of obligors to make principal and interest payments on rated securities. They do not, however, evaluate the overall risk of owning lower-quality securities and, therefore, may not fully reflect the true risks of this type of investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, its industry, and the current trend of earnings. The Advisor periodically monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities or they may be illiquid. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist in these lower-quality (and comparable unrated) securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these securities held in the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly, which can lead to lower reliability of broker price quotations. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

LEGISLATION. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities as permissible investments. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.


ILLIQUID SECURITIES


The Fund may invest in illiquid securities (i.e., securities that are not readily marketable at their current price). However, under the 1940 Act, the Fund may not acquire illiquid securities if, as a result, the illiquid securities would comprise more than 15% (10% for money market funds) of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). The Advisor intends to prohibit the Fund's purchase of illiquid securities when the Fund's current illiquid securities holdings constitute 10% or more of Fund net assets. After the Fund acquires a security, the security may become illiquid for a variety of reasons, including default, lack of current financial information on the issuer or the project financed by the security and the special purpose nature of the issuer or the project financed. Therefore, the Fund may hold (from time to time) percentages of illiquid securities substantially in excess of its acquisition percentage limits.

The Board , or its delegate, has the ultimate authority to determine, to the extent permissible under the federal laws, including the 1940 Act, which securities are illiquid for purposes of this limitation. Certain securities not required to be registered under the Securities Act ("Restricted Securities"), such as securities that only may be resold to qualified institutional buyers under Rule 144A ("QIBs") under the Securities Act ("144A Securities") and
Section 4(2) commercial paper and are generally deemed illiquid, but may be considered liquid under guidelines adopted by the Fund's Board.

The Board has delegated to the Advisor the day-to-day determination of the liquidity of a security, based on guidelines adopted by the Fund's Board, although it has retained oversight and ultimate responsibility for such determinations. The Board has directed the Advisor to look to such factors as
(1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors.

Restricted Securities (primarily 144A Securities) may be deemed liquid by the Advisor pursuant to liquidity guidelines established by the Board. Factors favoring the liquidity of a Restricted Securities include frequency of trades and quotes for the Restricted Security, number of potential broker-dealers and QIBs willing to purchase the Restricted Security, the willingness of dealers to make a market in the Restricted Security, and the likelihood of future marketability. The Advisor may determine 4(2) commercial paper to be liquid if
(1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.

Restricted Securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required in order for the Fund to make a public sale of a security, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a Restricted Security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted Securities will be priced in accordance with pricing procedures adopted by the Board. If, through the appreciation of Restricted Securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including
Restricted Securities that are not readily marketable (except for 144A Securities, foreign securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect the liquidity of the Fund's portfolio.

The Fund may purchase unregistered equity securities at a discount in a private placement, issued by public companies seeking capital quickly (a private investment in public equity or a "PIPE"). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is complete, the PIPE securities are restricted and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPE shares to be illiquid during this time period. In addition, PIPEs are subject to the risk that the public company is unable to publicly register the PIPE securities by the agreed public registration date.


THE FOLLOWING PARAGRAPH APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
The Fund may sell OTC options and, in connection therewith, designate or segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid, except for the purpose of covering the OTC options against which they were written.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.

INFLATION-INDEXED SECURITIES


The Fund may invest in inflation-indexed securities, which have a final value and interest payment stream linked to the inflation rate. The index for measuring the inflation rate for these securities is typically the non-seasonally adjusted Consumer Price Index published monthly by the U.S. Department of Labor, Bureau of Labor Statistics. By offering interest and principal payments linked to inflation, these securities attempt to protect the future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest adjusted for inflation) change over time as a result of many factors, such as expected domestic economic output. When real interest rates do change, inflation-indexed securities prices may be more sensitive to these changes than conventional bonds. Should market expectations for real interest rates rise, the price of inflation-indexed securities may fall. In addition, inflation-indexed securities may not be as widely traded as fixed-principal securities. This lesser liquidity may result in the Fund experiencing higher transaction costs when purchasing and selling these securities.


LENDING OF PORTFOLIO SECURITIES


The Fund is authorized to lend up to 33 1/3% of the total asset value of the Fund (including any cash collateral) to broker-dealers and other institutional borrowers that meet credit requirements and other criteria established by the Fund's Board. The Fund will lend its portfolio securities when these criteria have been met including the requirement that the borrower pledges to the Fund cash collateral (or other approved high quality collateral) in an amount at least equal to 100% of the market value of the securities loaned (with such collateralization determined by the securities lending agent on a daily basis and adjusted accordingly). The securities lending agent will pay to the Fund a negotiated percentage of the interest earned on investments of cash collateral and of the lending fee paid by the borrower (when non-cash collateral is pledged by the borrower). In determining whether to lend securities to a particular broker-dealer or institutional borrower, the securities lending agent will consider, and during the period of the loan will monitor, all relevant facts and circumstances of the securities loan including the creditworthiness of the borrower. The Fund will retain the authority to terminate a securities loan. The Fund will pay reasonable administrative and custodial fees in connection with each securities loan, and will pay a negotiated portion of the interest earned on the investment of the cash collateral first to the borrower (as a rebate) and, to the extent of any remaining earned interest, a negotiated percentage to the securities lending agent. The Fund will receive from the borrower amounts equivalent to any dividends, interest, or other distributions while the securities are on loan. However, these substitute payments will not be treated as a dividend and hence will affect the amount of income eligible for the dividends-received deduction. In addition, these substitute payments will not be eligible as qualified dividend income, nor for the state and local tax exemption from interest income derived from the earnings from U.S. Treasury securities. The Fund will retain certain ownership rights as to the loaned securities (such as voting and subscription rights, and rights to dividends, interest, or other distributions) when retaining such rights is considered to be in the Fund's best interest. The cash collateral received from each borrower will be invested by the securities lending agent according to written investment guidelines approved by the Fund's Board in high-quality investments (including money market instruments and repurchase agreements). Such investments may include investments in mutual funds or similar investment companies that are affiliated with the securities lending agent, the Fund's custodian, the Fund itself or the Advisor, in each case, subject to compliance with all applicable laws, regulations and orders. Lending portfolio securities involves certain risks including borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). For an example of borrower default risk, if a borrower defaults on its obligation to return the loaned securities as required or comply with the other terms of the securities loan documents, the Fund could incur costs and/or delays in recovering the loaned securities, liquidating the pledged collateral, and/or obtaining substitute loaned securities with proceeds of the collateral. The Fund also has borrower default risk in the event the original pledged collateral declines in market value and the borrower fails to deliver additional qualified collateral to the securities lending agent. For an example of cash collateral investment risk, investment of the cash collateral by the securities lending agent pursuant to the Fund's investment guidelines may subject the Fund to risks that such investments are liquidated for less than the amount of the cash collateral needed to be returned to the borrower plus the rebate payable by the Fund to the borrower. In certain circumstances, the securities lending agent indemnifies the Fund for all or part of the Fund's losses arising from these risks.

THE FOLLOWING SECTION APPLIES TO THE SHORT-TERM BOND AND ULTRA SHORT-TERM INCOME FUNDS ONLY.

LOAN INTERESTS


The Fund may acquire a loan interest ("Loan Interest") including bank term loans and revolving credit loans on a secured and unsecured basis. A Loan Interest is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution ("Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent ("Collateral Agent"), holds collateral (if any), on behalf of the lenders. These Loan Interests may take the form of participation interests in, or assignments of, a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired indirectly by the Fund from U.S. or foreign banks, insurance companies, finance companies, or other financial institutions that have made loans or are members of a lending syndicate or from other holders of Loan Interests. The Fund may also acquire Loan Interests under which the Fund is an original syndicate lender. Loan Interests are separately enforceable by the Fund against the borrower and all payments of interest and principal are typically made directly to the Agent for distribution to the Fund. In the event that the Fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Agent for their mutual benefit. The Fund may not act as an Agent, a Collateral Agent, a guarantor, or sole negotiator or structurer with respect to a loan.

Revolving bank loan commitments represent a current obligation of the Fund to lend cash to a borrower in the future under certain conditions. Because the date and amount of future revolving loan commitments is not expressly known by the borrower, the Fund will designate on its books and records liquid assets in an amount equal to the projected amount of future revolving loans. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.

The Advisor will analyze and evaluate the financial condition of the borrower (and any guarantors and collateral) in connection with the acquisition of any Loan Interest. The Advisor also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Fund does not have a direct lending relationship with the borrower and which have been purchased as a loan participation, those institutions from or through whom the Fund derives its rights in a loan ("Intermediate Participants").

In a typical loan, the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. The Fund will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a loan or participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate (and if applicable, Intermediate Participants) to use appropriate credit remedies against the borrower, guarantor (if any), and any collateral. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The Agent usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance by the borrower. The Agent may monitor the value of any collateral, and, if the value of the collateral declines, may give the borrower an opportunity to provide additional collateral, or may seek other protection for the benefit of the holders of the Loan Interest. A Collateral Agent will typically hold any collateral on behalf of the lenders (and their assignees) pursuant to the applicable loan agreement. The Agent and Collateral Agent are compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Fund may perform such tasks on its own behalf if the Fund is a lender under the loan agreement, or through an Intermediate Participant if the Fund only holds a participation interest in the loan.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into any insolvency proceedings or upon requisite vote of the existing lenders. A successor Agent would generally be appointed to replace the terminated Agent, and collateral held by the Collateral Agent under the loan agreement should remain available to holders of Loan Interests. However, if the Fund's participation interest in a Loan Interest were determined to be subject to the claims of the selling lender's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants, similar risks may arise upon the insolvency of the Intermediate Participant.

Purchasers of Loan Interests depend solely upon the creditworthiness of the borrower (and any guarantor or collateral) for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligations to the Fund in full, or that the collateral can be easily liquidated in a cost-efficient manner. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Loan Interests involving guarantees or other credit enhancement from governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due. Loan Interests may be unrated and illiquid, especially if the Loan Interests are purchased from an Intermediate Participant.

THE FOLLOWING SECTION APPLIES TO THE GOVERNMENT SECURITIES , SHORT-TERM BOND , AND ULTRA SHORT-TERM INCOME
FUNDS ONLY.

MATURITY

The Fund's average effective portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature, (2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand, (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand, (4) the maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the Advisor, and (5) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average effective portfolio maturity of the Fund is dollar-weighted based upon the market value of the Fund's securities at the time of the calculation.


The Fund may utilize puts which are provided on a "best efforts" or similar basis (a "soft put") to shorten the maturity of securities when the Advisor reasonably believes, based upon information available to it at the time the security is acquired, that the issuer of the soft put has or will have both the willingness and the resources or creditworthiness to repurchase the securities at the time the Fund exercises the put. Failure of an issuer to honor a soft put may, depending on the specific put, have a variety of possible consequences, including (a) an automatic extension of the soft put to a later date, (b) the elimination of the soft put, in which case the effective maturity of the security may be its final maturity date, or (c) a default of the security, typically after the passage of a cure period. Should either the exercise date of the soft put automatically extend or the soft put right be eliminated as a result of the failure to honor a soft put, the affected security may include a provision that adjusts the interest rate on the security to an amount intended to result in the security being priced at par at an interest rate equal to comparable securities. However, not all securities have rate reset provisions or, if they have such provisions, the reset rate may be capped at a rate that would prevent the security from being priced at par. Furthermore, it is possible that the interest rate may reset to a level that increases the interest expense to the issuer by an amount that negatively affects the credit quality of the security.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUNDS.
MORTGAGE-BACKED DEBT SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.


The rate of principal payment on mortgage-backed securities generally depends on the rate of principal payments received on the underlying assets that in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO. Multiple class mortgage-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-mortgage-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (IO) and principal-only (PO) securities. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.


Mortgage-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE GOVERNMENT SECURITIES, HERITAGE MONEY, SHORT-TERM BOND, AND ULTRA SHORT-TERM INCOME FUNDS.

PREFERRED STOCK

The Fund may invest in preferred stock and securities convertible into preferred stock. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. The value of a preferred stock may be affected by changes in the credit rating or financial condition of its issuer. Generally, the lower the quality rating of a preferred stock, the higher the degree of risk as to the payment of dividends and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher dividend rates than do issuers with better credit ratings.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with qualified, creditworthy banks or non-bank dealers ("Seller") as determined by the Advisor. In a repurchase agreement, the Fund buys from the Seller investment-grade securities at one price and the Seller agrees to repurchase these securities at a later date (usually within one to seven days) for a price equal to the original price paid by the Fund plus an agreed interest payment ("Repurchase Price"). The Seller's obligation to repurchase the securities is secured by cash, the securities purchased, and/or certain U.S. Government securities or U.S. agency guaranteed securities ("Collateral"). The Collateral is held by the Fund's custodian or a qualified subcustodian under the 1940 Act that is a financial intermediary ("Custodian"). The Advisor or Custodian will monitor, on an ongoing basis, the current market value of the Collateral to ensure it always equals or exceeds the Repurchase Price. Each repurchase agreement must at all times be "fully collateralized" by the Collateral as required by the 1940 Act. Repurchase agreements involve risks that the Seller cannot pay the Repurchase Price (e.g., in the event of a default or insolvency of the Seller) and risks that the net liquidation value of the Collateral is less than the amount needed to repay the Repurchase Price.

THE FOLLOWING PARAGRAPH APPLIES TO THE OVERSEAS, GOVERNMENT SECURITIES, and SHORT-TERM BOND FUNDS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased (i.e., the collateral) in U.S. dollars, is less than the agreed-upon repurchase price, or if the Fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve greater credit risk than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. Repurchase agreements with foreign counterparties may have more risk than with U.S.
counterparties, since less financial information may be available about the foreign counterparties and they may be less creditworthy.

THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS


The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Because the Fund must repay the purchase price plus interest under a reverse repurchase agreement, it may be considered a borrowing by the Fund and subject to the rules regarding Fund borrowings described above. When required by guidelines of the SEC, the Fund will designate liquid assets on its books and records to secure its obligations to repay principal and accrued interest under these reverse repurchase agreements.

The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities sold during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund enters into a mortgage dollar roll, it designates on its books and records permissible liquid assets to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the proceeds of these mortgage dollar roll and reverse repurchase transactions, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.


THE FOLLOWING SECTION APPLIES TO THE HERITAGE MONEY FUND ONLY.
RULE 2A-7:  MATURITY, QUALITY, AND DIVERSIFICATION RESTRICTIONS

All capitalized but undefined terms in this section shall have the meaning such terms have in Rule 2a-7 under the 1940 Act. The Fund is subject to certain maturity restrictions in accordance with Rule 2a-7 for money market funds that use the amortized cost method of valuation to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund will (1) maintain a dollar weighted average portfolio maturity of 90 days or less and (2) purchase securities with a remaining maturity of no more than 13 months (397 calendar days). Further, the Fund will limit its investments to U.S. dollar-denominated securities that represent minimal credit risks and meet certain credit quality and diversification requirements. For purposes of calculating the maturity of portfolio instruments, the Fund will follow the requirements of Rule 2a-7. Under Rule 2a-7, the maturity of portfolio instruments is calculated as indicated below.

Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

The Fund is subject to certain credit quality restrictions pursuant to Rule 2a-7 under the 1940 Act. The Fund will invest its assets in instruments determined to present minimal credit risks. The Fund may not invest more than 5% of its assets in Second Tier Securities. From time to time, the Fund may obtain securities ratings from NRSROs, which may require the Fund to be managed in a manner that is more restrictive than Rule 2a-7. The Fund is subject to restrictions regarding the amount of the Fund's net assets that may be invested in any one issuer. The Fund will determine who is the issuer of a security according to the procedures set forth in Rule 2a-7.




SECTOR CONCENTRATION


From time to time, the Fund may invest substantially in one or more particular sectors. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time.

Basic Materials Sector. Companies in this sector are subject to legislative or regulatory changes, adverse market conditions, and increased competition affecting basic materials. The prices for securities of companies in this sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.


CONSUMER CYCLICALS SECTOR. Companies in this sector are subject to changing levels of consumer confidence and spending, changes in demographics and consumer tastes, and interest rate levels.


Consumer Staples Sector. Companies in this sector are subject to the general state of the economy, intense competition, product cycles, consumer spending preferences, product liability claims or product recalls, and government regulation affecting the permissibility of using various food additives and production methods.

Energy Sector. Companies in this sector are subject to fluctuations in the price and supply of energy fuels. Swift price and supply fluctuations of energy fuels may be caused by events relating to international politics, energy conservation, the success of exploration projects, currency exchange rate fluctuations, and tax and other regulatory policies of various governments.


FINANCIAL SECTOR. Companies in the financial sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

HEALTHCARE SECTOR. Companies in the healthcare sector are subject to patent considerations, regulatory approval of products and other government regulation, and rapid obsolescence of their products and services.

TECHNOLOGY SECTOR. The value of companies in the technology sector is subject to rapidly changing technology, government regulation, and relatively high risks of obsolescence caused by scientific and technological advances. Smaller companies in this sector face greater risk of business failure. Also, the securities of these companies generally have higher price/earning (P/E) ratios than the general stock market. The higher the P/E, the more earnings growth investors are expecting. However, stocks with a higher P/E are considered riskier than stocks with a lower P/E, lower growth, and proven earnings.


THE FOLLOWING SECTION APPLIES ONLY TO THE GOVERNMENT SECURITIES FUND, SHORT-TERM BOND FUND, AND ULTRA SHORT-TERM INCOME FUND. SHORT-HOLD TRADING STRATEGY The Fund may have the opportunity to participate in the primary market for new issues offered by issuers and/or underwriters at prices the Fund's manager(s) deem(s) favorable, based on factors such as the supply of bonds in the marketplace and economic conditions. In these situations, the Fund may decide to purchase these new security issues at the negotiated opening price, and shortly thereafter offer to sell all or a part of the Fund's purchased allocation to third-party interested purchasers at a higher price, depending on market conditions. These short-term trades are only done when the Fund's manager(s) believe(s) it is in the best interests of the Fund (e.g., realization of capital appreciation). Because the Fund is "at risk" for the purchased amount of these new issues, it is possible for the Fund to experience losses on these trades.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
SHORT SALES

The Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE ULTRA SHORT-TERM INCOME FUND.

SMALL AND MEDIUM COMPANIES


While small- and medium-capitalization companies generally have the potential for rapid growth, investments in small- and medium-capitalization companies often involve greater risks than investments in larger, more established companies because small- and medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in a Fund that invests primarily in small- and medium capitalization companies may be subject to greater price fluctuations than an investment in a Fund that invests primarily in larger, more-established companies. The Advisor's research efforts may also play a greater role in selecting securities for the former Fund than in the Fund that invests in larger, more established companies.

THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.

SOVEREIGN DEBT

Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country's international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

To the extent that a country has a current account deficit (generally when its exports of merchandise and services are less than its country's imports of merchandise and services plus net transfers (e.g., gifts of currency and goods) to foreigners), it may need to depend on loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments, and inflows of foreign investment. The access of a country to these forms of external funding may not be certain and a withdrawal of external funding could adversely affect the capacity of a government to make payments on its obligations. In addition, the cost of servicing debt obligations can be adversely affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below) and obtaining new credit to finance interest payments. Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of the Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries, or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require the Fund to adopt special procedures, seek local government approvals, or take other actions, each of which may involve additional costs to the Fund.


The sovereign debt in which the Fund may invest includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing Fund pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.


There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change. Investors should recognize that Brady Bonds do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time, and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds, if any, in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.


Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank, and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity; (2) the collateralized interest payments, if any; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds have speculative characteristics. The Fund may purchase Brady Bonds with no or limited collateralization and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.



STANDBY COMMITMENTS

In order to facilitate portfolio liquidity, the Fund may acquire standby commitments from brokers, dealers, or banks with respect to securities in its portfolio. Standby commitments entitle the holder to achieve same-day settlement and receive an exercise price equal to the amortized cost of the underlying security plus accrued interest. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments are subject to the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the brokers, dealers, and banks from which the Fund obtains standby commitments to evaluate those risks.

THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
TEMPORARY DEFENSIVE POSITION

The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities, including high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, or foreign governments, as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the Advisor had not adopted a temporary defensive position. In this case, the Fund may not achieve one or more of its investment objectives.

U.S. GOVERNMENT SECURITIES

U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including:

o    U.S. Treasury obligations, such as Treasury bills, notes, and bonds;

o The Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
o The Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
o The Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and
o The Student Loan Marketing Association, the Inter-American Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although the U.S. Government provides various types of financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so and not all U.S. Government securities are guaranteed or backed by the full faith and credit of the U.S. Government. The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the market value of such securities will fluctuate.



VARIABLE- OR FLOATING-RATE SECURITIES


The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, LIBOR (London
Inter-Bank Offer Rate), the 90-day U.S. Treasury bill rate, the rate of return on bank certificates of deposit, or some other objective measure.

Variable- or floating-rate securities frequently include a put or demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the put or demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument that may be sold or put to the issuer or a third party, prior to its stated maturity, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

Variable-rate demand notes include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts, that may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate or LIBOR, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded and may be illiquid. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on a periodic basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio and any providers of credit enhancements.


Each variable- or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

In determining the Fund's average effective portfolio maturity, the Fund (except money market funds) will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes. Money market funds will determine the maturity of floating and variable rate securities in accordance with Rule 2a-7 under the 1940 Act.


THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
WARRANTS

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of debt securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

THE FOLLOWING SECTION APPLIES TO ALL UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


The Fund may purchase securities on a when-issued or delayed-delivery basis and such transactions represent a type of forward commitment by the Fund. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the underlying debt obligations accrues to the Fund. These types of forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.

To the extent required by the SEC, the Fund will maintain cash and liquid assets equal in value to the aggregate outstanding forward commitments for when-issued and delayed-delivery securities marked to market daily. Such designated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities designated on its books and records, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Another type of forward commitment is for certain future pass-through, residential mortgage-backed pools which forward commitments are traded in the "to-be-announced" market (TBAs). TBAs are the Fund's commitment to purchase one or more standardized, residential mortgage pools which will be placed in a pass-through mortgage-backed security issued by Fannie Mae, Freddie Mac, or Ginnie Mae in the future. The residential mortgages in these pools all have common underwriting characteristics: they are residential mortgages with 15 to 30 year maturities, generally at a fixed rate, with monthly payments and no prepayment penalties, and must be under a certain prescribed dollar limit. TBA settlement terms are commonly 90 days, but may extend to 180 days. TBAs are sold by mortgage originators during the process of originating residential mortgages and are a primary source of the funds needed by these mortgage loan originators. Certain key terms are specified at the time the TBA is purchased (mortgage type, mortgage issuer, required rate, dollar amount to be purchased, price and settlement date), but the exact identity and number of the mortgage pools to be covered by the TBA is only determined 48 hours before the settlement date. The Fund may hold and trade TBAs, and TBAs are included in the Fund's NAV. TBAs are actively traded and the TBA market is very liquid. The price of most TBAs are ascertainable by market quotations. However, TBAs are still subject to the same risks as other forward commitments, and subject to the same leverage requirements as other forward commitments.


THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS, EXCEPT THE HERITAGE MONEY FUND.
ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES


The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order for the Fund to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income to its shareholders. Consequently, the Fund may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these IRC distribution requirements.



                             DIRECTORS AND OFFICERS


The Board of Directors (collectively "Board" and individually, "Director") of the Fund is responsible for managing the Fund's business and affairs. Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each officer and Director holds the same position with the 27 registered open-end management investment companies consisting of 72 mutual funds ("Strong Family of Funds"). Each Director will hold office until the next annual meeting of shareholders at which his successor is elected, until there is a decrease in the number of Directors that takes effect after the expiration of his term, or until his death, resignation, or removal. Officers are elected by the Board annually or as otherwise required.

All of the Directors who are not Directors, officers, or employees of the Advisor, or any affiliated company of the Advisor ("disinterested directors") have also formed an Independent Directors Committee and an Audit Committee (collectively, "Independent Committees"). These Independent Committees were established to meet from time to time to consider and vote on any matters and take any action allowed under the Fund's By-laws and Articles of Incorporation, the Wisconsin Business Corporation Law, and any other applicable law. Pursuant to its charter, the Audit Committee assists the Board in fulfilling its oversight responsibilities for the quality and integrity of the accounting, auditing, and reporting practices of the Funds and in complying with applicable laws regarding these issues; recommends to the Board the selection, retention, or termination of the independent auditor employed by the Funds for the purpose of preparing or issuing an audit report or related work; is responsible for compensation and oversight of the work of the Funds' independent auditor, including resolution of disagreements between Fund management and the auditor regarding financial reporting; and preapproves, or establishes preapproval policies and procedures concerning, certain audit and non-audit services provided to the Funds and certain non-audit services provided to the Advisor and its affiliates. The Independent Directors Committee held four meetings and the Audit Committee held four meetings during each Fund's last fiscal year. The Independent Directors have also convened by telephone and in person on numerous occasions since September 2003 to discuss a number of current issues, including the regulatory investigations relating to market timing.

                                             DATE FIRST
                               POSITIONS     ELECTED OR
      NAME, ADDRESS,             HELD        APPOINTED         PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE                 PAST 5 YEARS                 CERTAIN OTHER DIRECTORSHIPS HELD
---------------------------- -------------- ------------- --------------------------------------- ----------------------------------
Willie D. Davis              Director           July    President and Chief Executive  Officer  Director of Wisconsin Energy
161 North La Brea                               1994    of All Pro  Broadcasting,  Inc.  since  Corporation (formerly WICOR, Inc.)
Inglewood, CA  90301                                    1977.                                   (a utility company) since 1990,
Age 69                                                                                          Metro-Goldwyn-Mayer, Inc. (an
                                                                                                entertainment company) since 1998,
                                                                                                Bassett Furniture Industries, Inc.
                                                                                                since 1997, Checker's Drive-In
                                                                                                Restaurants, Inc. (formerly Rally's
                                                                                                Hamburgers, Inc.) since 1994,
                                                                                                Johnson Controls, Inc. (an
                                                                                                automotive systems and facility
                                                                                                management company) since 1992, MGM
                                                                                                Mirage (formerly MGM Grand, Inc.)
                                                                                                (an entertainment/hotel company)
                                                                                                since 1990, Dow Chemical Company
                                                                                                since 1988, Sara Lee Corporation (a
                                                                                                food/consumer products company)
                                                                                                since 1983, Alliance Bank since
                                                                                                1980, Manpower Inc. (a world-wide
                                                                                                provider of staffing services)
                                                                                                since 2001, and Kmart Corporation
                                                                                                (a discount consumer products
                                                                                                company) from 1985 to 2003, and
                                                                                                Trustee of the University of
                                                                                                Chicago since 1980 and Marquette
                                                                                                University since 1988.

Stanley Kritzik              Director         January   Partner of Metropolitan Associates (a   Director of Wisconsin Health
1123 North Astor Street                         1995    real estate firm) since 1962.           Information Network since November
Milwaukee, WI  53202                                                                            1997, Health Network Ventures, Inc.
Age 74                       Chairman of        July                                            from 1992 to April 2000; Member of
                             the Audit          2000                                            the Board of Governors of Snowmass
                             Committee                                                          Village Resort Association from
                                                                                                October 1999 until October 2002,
                                                                                                and Director of Aurora Health Care
                                                                                                from September 1987 to September
                                                                                                2002.

William F. Vogt              Director         January   Senior Vice President of IDX Systems                    None
P.O. Box 7657                                   1995    Corporation (a management consulting
Avon, CO  81620                                         firm) since June 2001; President of
Age 56                       Chairman         January   Vogt Management Consulting, Inc. from
                             of the             1995    July 1990 to June 2001; former Fellow
                             Independent                of the American College of Medical
                             Directors                  Practice Executives.
                             Committee

Neal Malicky                 Director         December  President Emeritus of Baldwin-Wallace   Director of Aspire Learning
4608 Turnberry Drive                            1999    College since July 2000; Chancellor     Corporation since June 2000;
Lawrence, KS  66047                                     of Baldwin-Wallace College from July    Trustee of Southwest Community
Age 69                                                  1999 to June 2000; President of         Health Systems, Cleveland
                                                        Baldwin-Wallace College from July       Scholarship Program, and The
                                                        1981 to June 1999.                      National Conference for Community
                                                                                                and Justice until 2001; President
                                                                                                of the National Association of
                                                                                                Schools and Colleges of the United
                                                                                                Methodist Church, Chairperson of
                                                                                                the Association of Independent
                                                                                                Colleges and Universities of Ohio,
                                                                                                and Secretary of the National
                                                                                                Association of Independent Colleges
                                                                                                and Universities until 2001.

Gordon B. Greer              Director          March    Of Counsel for Bingham McCutchen LLP                    None
P.O. Box 2936                                   2002    (a law firm previously known as
Milwaukee, WI  53201                                    Bingham Dana LLP) from 1997 to
Age 72                                                  February 2002.

                                                        From 1967 to 1997, Mr. Greer served
                                                        as a Partner of Bingham McCutchen. On
                                                        behalf of Bingham McCutchen, Mr.
                                                        Greer provided representation to the
                                                        disinterested directors of the Strong
                                                        Funds from 1991 to February 2002.
                                                        Bingham McCutchen has provided
                                                        representation to the Independent
                                                        Directors of the Strong Funds since
                                                        1991.
OFFICERS

Ane K. Ohm                   Anti-Money       November  Anti-Money Laundering Compliance                        None
P.O. Box 2936                Laundering         2002    Officer of Strong Financial
Milwaukee, WI  53201         Compliance                 Corporation since February 2003;
Age 34                       Officer                    Assistant Executive Vice President of
                                                        Strong Financial Corporation since
                                                        November 2003; Assistant Executive
                                                        Vice President of the Advisor since
                                                        December 2001; Director of Mutual
                                                        Fund Administration of Strong
                                                        Investor Services, Inc., since April
                                                        2001; Vice President of Strong
                                                        Investor Services, Inc. since
                                                        December 2001; and Marketing Services
                                                        Manager of Strong Investments, Inc.,
                                                        from November 1998 to April 2001.

Phillip O. Peterson          Independent      January   Mutual fund industry consultant from    Director of The Hartford Group of
11155 Kane Trail             President          2004    August 1999 until December 2003;        Mutual Funds (71 funds) since 2002;
Northfield, MN  55057                                   Partner KPMG LLP from 1981 until        Director of the Fortis Mutual Fund
Age 59                                                  July 1999.                              Group (38 funds) from 2000 until
                                                                                                2002.

Richard W. Smirl             Vice             February  Senior Counsel of Strong Financial                      None
P.O. Box 2936                President          2002    Corporation since December 2001;
Milwaukee, WI  53201                                    Secretary of Strong Financial
Age 36                       Secretary        November  Corporation since February 2003;
                                                2001    Assistant Secretary of Strong
                                                        Financial Corporation from December
                                                        2001 to February 2003; Chief Legal
                                                        Officer of the Advisor since February
                                                        2003; Assistant Executive Vice
                                                        President of the Advisor since
                                                        December 2001; Secretary of the
                                                        Advisor since November 2002;
                                                        Assistant Secretary of the Advisor
                                                        from December 2001 to November 2002;
                                                        Senior Counsel of the Advisor from
                                                        July 2000 to December 2001; General
                                                        Counsel of Strong Investments, Inc.
                                                        ("Distributor") since November 2001;
                                                        Secretary of the Distributor since
                                                        July 2000; Vice President and Chief
                                                        Compliance Officer of the Distributor
                                                        from July 2000 to December 2003; Lead
                                                        Counsel of the Distributor from July
                                                        2000 to November 2001; Vice President
                                                        of Strong Investor Services, Inc.,
                                                        since December 2001; Secretary of
                                                        Strong Investor Services, Inc., since
                                                        May 2003; Assistant Secretary of
                                                        Strong Investor Services, Inc., from
                                                        December 2001 to May 2003; Partner at
                                                        Keesal, Young & Logan LLP (a law
                                                        firm) from September 1999 to July
                                                        2000; Associate at Keesal, Young &
                                                        Logan LLP from September 1992 to
                                                        September 1999.

Gilbert L. Southwell III     Assistant          July    Associate Counsel of Strong Financial                   None
P.O. Box 2936                Secretary          2001    Corporation since December 2001;
Milwaukee, WI  53201                                    Assistant Secretary of the Advisor
Age 49                                                  since December 2002; Associate
                                                        Counsel of the Advisor from April
                                                        2001 to December 2001; Partner at
                                                        Michael, Best & Friedrich, LLP (a law
                                                        firm) from October 1999 to March
                                                        2001; Assistant General Counsel of
                                                        U.S. Bank, National Association
                                                        (formerly Firstar Bank, N.A.) and/or
                                                        certain of its subsidiaries from
                                                        November 1984 to September 1999.

John W. Widmer               Treasurer         April    Treasurer of the Advisor since April                    None
P.O. Box 2936                                   1999    1999; Assistant Treasurer of Strong
Milwaukee, WI  53201                                    Financial Corporation since December
Age 39                                                  2001; Assistant Secretary of Strong
                                                        Financial Corporation from December
                                                        2001 to January 2003; Treasurer of
                                                        Strong Service Corporation since
                                                        April 1999; Treasurer and Assistant
                                                        Secretary of Strong Investor
                                                        Services, Inc. since July 2001; and
                                                        Manager of the Financial Management
                                                        and Sales Reporting Systems
                                                        department of the Advisor from May
                                                        1997 to April 1999.

Thomas M. Zoeller            Vice             October   Executive Vice President of the                         None
P.O. Box 2936                President          1999    Advisor since April 2001; Chief
Milwaukee, WI  53201                                    Financial Officer of the Advisor
Age 40                                                  since February 1998; Secretary of the
                                                        Advisor from December 2001 to
                                                        November 2002; Member of the Office
                                                        of the Chief Executive of Strong
                                                        Financial Corporation since May 2001;
                                                        Chief Financial Officer and Treasurer
                                                        of Strong Investments, Inc. since
                                                        October 1993; Executive Vice
                                                        President of Strong Investor
                                                        Services, Inc. since July 2001;
                                                        Secretary of Strong Investor
                                                        Services, Inc. from July 2001 to May
                                                        2003; Executive Vice President, Chief
                                                        Financial Officer, and Secretary of
                                                        Strong Service Corporation since
                                                        December 2001; Treasurer of Strong
                                                        Service Corporation from September
                                                        1996 to April 1999; Vice President of
                                                        Strong Service Corporation from April
                                                        1999 to December 2001; Member of the
                                                        Office of the Chief Executive of the
                                                        Advisor from November 1998 until May
                                                        2001; and Senior Vice President of
                                                        the Advisor from February 1998 to
                                                        April 2001.

The following table sets forth the dollar range of equity securities of each Fund beneficially owned as of December 31, 2003 by the Directors and on an aggregate basis in the Strong Family of Funds using the following ranges: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.


                            DIRECTORS' FUND OWNERSHIP
                           AS OF DECEMBER 31, 2003(1)

                                                                        DIRECTOR

FUND
                                    ---------------------------------------------------------------------------------
                                     Willie D.     Gordon B. Greer     Stanley           Neal       William F. Vogt
                                        Davis                            Kritzik        Malicky
----------------------------------- --------------- ---------------- --------------- --------------- ----------------
Aggressive Portfolio                  None         None             None            None            None
Conservative Portfolio                None         None             None            None            None
Moderate Portfolio                    None         None             None            None            None
Strong Family of Funds (2)         Over $100,000   Over $100,000    Over $100,000   Over $100,000   Over $100,000


(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
(2) As of December 31, 2003, the Strong Family of Funds included 27 registered open-end management investment companies consisting of 72 mutual funds, including both the Strong Funds and the Strong Advisor Funds.

The following table sets forth aggregate compensation paid to the disinterested directors by the Fund for the fiscal year ended December 31, 2003, and by the Strong Family of Funds for each Fund's most recently completed fiscal period.


                          AGGREGATE COMPENSATION TABLE

                 FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003(1)

FUND                            Willie D. Davis    Gordon B.  Greer    Stanley           Neal Malicky     William    F.
                                                                        Kritzik(2)                          Vogt(3)
------------------------------- ------------------ -------------------- ------------------ ---------------- -------------------
Aggressive Portfolio                     $232.56              $240.82            $232.56          $232.56             $232.56
Conservative Portfolio                   $231.37              $239.51            $231.37          $231.37             $231.37
Moderate Portfolio                       $334.20              $352.62            $334.20          $334.20             $334.20
Strong Family of  Funds(4)           $148,024.85          $148,024.85        $149,048.18      $148,024.85         $161,843.35

(1) Aggregate compensation includes compensation for service by the disinterested directors on the Board , Independent Directors Committee, and Audit Committee. Each disinterested director is also reimbursed by the Fund for travel and other expenses incurred in connection with each of their attendance at regular and special meetings.

(2) Aggregate compensation paid to Mr. Kritzik includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Audit Committee.

(3) Aggregate compensation paid to Mr. Vogt includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Independent Directors Committee.

(4) As of December 31, 2003, the Strong Family of Funds included 27 registered open-end management investment companies consisting of 72 mutual funds, including both the Strong Funds and the Strong Advisor Funds. The aggregate compensation includes the amount paid to the Directors by the Strong Family of Funds during each Fund's most recently completed fiscal period. The Funds do not have any retirement or pension plans.

Unless otherwise noted below, as of March 31, 2004, the current officers and Directors of the Fund in the aggregate beneficially owned less than 1% of any class of the Fund's then outstanding shares.


             FUND                                   SHARES                                 PERCENT
---------------------------------------- -------------------------------------- --------------------------------------
None

                             PRINCIPAL SHAREHOLDERS


Unless otherwise noted below, as of March 31, 2004, no persons owned of record or are known to own of record or beneficially more than 5% of any class of the Fund's then outstanding shares.


           NAME AND ADDRESS                           FUND/SHARES                              PERCENT
---------------------------------------- -------------------------------------- --------------------------------------

SSBT Trustee/Custodian                    Aggressive Portfolio -  2,152,259                    60.64%
C/O Strong Retirement Plan Services
Milwaukee, WI  53201

SSBT Trustee/Custodian                   Conservative Portfolio -  2,758,614
C/O Strong Retirement Plan Services                                                            79.71%
Milwaukee, WI  53201

SSBT Trustee/Custodian                    Moderate Portfolio -  5,744,059                      81.49%
C/O Strong Retirement Plan Services
Milwaukee, WI  53201


Any person owning more than 25% of the Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                   INVESTMENT ADVISOR OF THE UNDERLYING FUNDS


The Underlying Funds have entered into Advisory Agreements with Strong Capital Management, Inc. ("Advisor"). Mr. Richard Strong controls the Advisor due to his stock ownership of the Advisor's parent company, Strong Financial Corporation.
Ms. Ohm is Assistant Executive Vice President of the Advisor, Mr. Smirl is Senior Counsel, Assistant Executive Vice President, Secretary, and Chief Legal Officer of the Advisor, Mr. Southwell is Associate Counsel and Assistant Secretary of the Advisor, Mr. Widmer is Treasurer of the Advisor, and Mr. Zoeller is Executive Vice President and Chief Financial Officer of the Advisor. As of February 29, 2004, the Advisor had over $36 billion under management.


As compensation for its services, the Underlying Funds pay to the Advisor a monthly management fee at the annual rate specified below of the average daily net asset value of the Underlying Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and may voluntarily absorb expenses for the Underlying Fund.

                                                       CURRENT ANNUAL MANAGEMENT FEE RATE
------------------------------------ -----------------------------------------------------------------------
                                                            AVERAGE DAILY NET ASSETS
------------------------------------ -----------------------------------------------------------------------
FUND                                    FOR ASSETS UNDER          FOR THE NEXT             FOR ASSETS
                                           $4 BILLION          $2 BILLION ASSETS      $6 BILLION AND ABOVE
------------------------------------ ----------------------- ----------------------- -----------------------
Advisor Common Stock Fund                     0.75%                   0.725%                  0.70%
Advisor U.S. Value Fund                       0.55%                   0.55%                   0.55%

Endeavor Fund                                 0.75%                   0.725%                  0.70%
Government Securities Fund                    0.35%                   0.325%                  0.30%
Growth and Income Fund                        0.55%                   0.55%                   0.55%
Heritage Money Fund                           0.15%                   0.15%                   0.15%
Overseas Fund                                 0.75%                   0.725%                  0.70%
Short-Term Bond Fund                          0.375%                  0.350%                  0.325%
Ultra Short-Term Income Fund                  0.30%                   0.275%                  0.25%

ADMINISTRATIVE PROCEEDINGS

On July 12, 1994, the SEC filed an administrative action ("Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.


On June 6, 1996, the Department of Labor ("DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.

CODE OF ETHICS

The Fund, the Advisor, and the Distributor have adopted a Code of Ethics ("Code") that governs the personal trading activities of all "Access Persons" of the Advisor and the Distributor. Access Persons include every director and officer of the Advisor, the Distributor, and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor and the Distributor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principle that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor's and Distributor's other clients ahead of their own.


The Code requires Access Persons (other than Access Persons who are disinterested directors of the investment companies managed by the Advisor, including the Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, gifting or transferring securities, direct obligations of the U.S. Government, and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are disinterested Directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security that is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days, prior to and after the trade, during which time Access Persons may not trade in securities that have been purchased or sold by any client for which the Advisor serves as an investment advisor or subadvisor, renders investment advice, makes investment decisions, or places orders through its Trading Department. Exceptions to the requirements of the Code of Ethics are to be handled on a case-by-case basis and will only be granted if the proposed conduct involves negligible opportunity for abuse.

The Fund has also adopted a Senior Officers' Code of Ethics (the "Officers' Code") to encourage its principal executive officers, senior financial officers, and persons performing a similar function ("Senior Officers") to act in a manner consistent with the highest principles of ethical conduct. The Senior Officers are responsible for conducting the Fund's business in a manner that demonstrates a commitment to the highest standards of integrity. The purposes of the Officers' Code are to promote:

     o Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     o Full, fair, accurate, timely, and understandable disclosure in reports and documents that the Fund files with, or submits to, the SEC and in other public communications the Fund makes;
     o    Fund  compliance  with  applicable   governmental   laws,   rules  and
          regulations;
     o The prompt internal reporting to an appropriate person identified in the Officers' Code of violations of this Officers' Code; and
     o   Accountability for adherence to this Officers' Code.

SERVICES
The Advisor offers investment advisory services to mutual funds, qualified pension and profit sharing plans, other qualified and non-qualified retirement plans, insurance companies, corporations, banks, partnerships, charitable foundations and other charitable organizations, and high net worth individuals, families, and trusts. The Advisor also serves as the Collateral Manager for the issuers of a limited number of Collateralized Debt Obligations (CDOs). CDOs are generally private offerings of tranches of investment-grade debt securities that are secured by a portfolio of either investment-grade or non-investment-grade debt obligations (collateral debt securities). The Advisor also serves as program manager to Qualified Tuition Programs established under Section 529 of the IRC ("College Savings Plan"). A College Savings Plan is generally a tax-advantaged trust created by a state in order to allow individuals to save for qualified higher education expenses.

The Advisor offers two programs of custom portfolio management : Strong Advisor and Strong Private Client. Strong Advisor is designed to help individual investors invest in a portfolio of Strong Funds and certain other unaffiliated mutual funds. Strong Private Client is designed to help investors invest in a portfolio of stocks, bonds, Strong Funds and other unaffiliated mutual funds. The Advisor, on behalf of participants in the Strong Advisor and Strong Private Client programs (individually or collectively a "Strong Program"), may invest a portion of the Strong Program's assets in any one Strong Fund, which , in the case of a smaller Strong Fund, could represent a material portion of the Fund's assets. In such cases, a decision by the Advisor to redeem the Strong Program's investment in the Fund on short notice could raise a potential conflict of interest for the Advisor, between the interests of participants in the Strong Program and of the Fund's other shareholders.


The Advisor also currently offers three non-discretionary advice and recommendation services: Strong Financial Navigator, Strong Planning for Retirement, and Strong Retirement Income Planner. Please request the Advisor's Form ADV for additional information about these programs. The programs are subject to change.

While the Advisor's policies are designed to ensure that over time similarly-situated clients receive similar treatment to the maximum extent possible, because of the range of the Advisor's clients, the Advisor may give advice and take action with respect to one account that may differ from the advice given, or the timing or nature of action taken, with respect to another account (this includes actions taken by the Advisor and its principals and associates with respect to their personal securities transactions, to the extent permitted by and consistent with the Code). For example, the Advisor may use the same investment style in managing two accounts, but one may have a shorter-term horizon and accept high-turnover while the other may have a longer-term investment horizon and desire to minimize turnover. If the Advisor reasonably believes that a particular security may provide an attractive opportunity due to short-term volatility but may no longer be attractive on a long-term basis, the Advisor may cause accounts with a shorter-term investment horizon to buy the security at the same time it is causing accounts with a longer-term investment horizon to sell the security.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS
The Advisor makes available to the public Strong mutual fund portfolio holdings monthly, following a one-month lag. This information may include one or more of the following: the name of the security, an indication of position size or month-end valuation, or other descriptive characteristics reasonably requested.


In the course of the normal operation of its investment advisory business, the Advisor may release and discuss portfolio holdings with broker/dealers and custodians.

The Advisor will not disclose any additional or more frequent mutual fund holdings information except as required by law or as is consistent with the best interest of the Funds' shareholders for legitimate business purposes and approved in advance by the firm's chief compliance officer or chief legal officer.


For more complete information about the Advisor, including its services, investment strategies, policies, and procedures, please call 1-800-368-3863 and ask for a copy of Part II of the Advisor's Form ADV.



PROXY VOTING POLICIES AND PROCEDURES

The following summary describes how the Advisor, as investment adviser to the Strong Family of Funds, generally intends to vote on proxy issues for the securities held in Fund portfolios. The Advisor has been delegated the right and the obligation to vote proxies relating to the Funds' portfolio securities, subject to the oversight of the Board. In addition, the Advisor is responsible for establishing proxy voting policies and procedures, and reviewing and updating them as necessary.

GENERAL PRINCIPLE.
The Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best long-term economic interest of advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

THE PROXY COMMITTEE.
The Advisor has established a Proxy Committee that meets as needed to administer, revise, and update the Proxy Voting Policy. In addition, the Proxy Committee meets when necessary to discuss and determine the votes for issues that do not fall into a category described in the Proxy Voting Policy, applying the general principles noted above. For issues that do not fall within predetermined voting guidelines, the Proxy Committee or its delegates may consult with the Portfolio Manager (or a member of the Portfolio Manager's investment team) of the account holding the relevant security for assistance in determining how to cast the vote.

PROCESS.
In order to apply the general policy noted above in a timely and consistent manner, the Proxy Committee has delegated its voting authority to a third-party voting service ("Voting Delegate"). Subject to the oversight of the Proxy Committee, the Voting Delegate follows the written voting guidelines provided by the Advisor. The Voting Delegate reviews the issues on each voting ballot and itemizes them according to the written voting guidelines. Based on the standing instructions given by the Advisor to the Voting Delegate regarding how to vote, the Voting Delegate places and records the votes. When the voting policy relating to a specific issue is not clearly defined in the written voting guidelines, the Voting Delegate refers the vote decision to the Advisor for review.

ROUTINE CORPORATE ADMINISTRATIVE ITEMS.
The Advisor generally is willing to vote with management on matters of a routine administrative nature. The Advisor believes management should be allowed to make those decisions that are essential to the ongoing operation of the company and which are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

o    Appointment or election of auditors;
o Increases in authorized common or preferred shares (unless management intends to use the additional shares to implement a takeover defense, in which case the proposal will be analyzed on a case-by-case basis);
o    Routine election or re-election of unopposed directors;
o    Director's liability and indemnification;
o Incentive plans, restricted stock plans and bonus plans, when 10% or fewer of the outstanding shares have been allocated to the company's incentive plans, provided, however, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisor's advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o Stock option plans, when 10% of fewer or the outstanding shares have been allocated to the company's plans, (including subsidiary plans, share option and share award plans, equity incentive plans and share options), provided, however, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisors' advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o    Employee stock purchase or ownership plans;
o    Name changes; and
o    The time and location of the annual meeting.

The Advisor generally opposes minimum share ownership requirements for directors because the Advisor feels that a director can serve a company well regardless of the extent of his or her share ownership.

The Advisor generally abstains from voting for an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which it is not aware.

SPECIAL INTEREST ISSUES.
While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility generally rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest long-term shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. Accordingly, the Advisor will vote with management's recommendation on issues such as:

o    Restrictions on military contracting;
o    Restrictions on the marketing of controversial products;
o    Restrictions on corporate political activities;
o    Restrictions on charitable contributions;
o    Restrictions on doing business with foreign countries;
o    A general policy regarding human rights;
o    A general policy regarding employment practices;
o    A general policy regarding animal rights;
o    A general policy regarding nuclear power plants;
o    Compensation plans; and
o    Rotating the location of the annual meeting among various cities.

RESOLVING MATERIAL CONFLICTS OF INTEREST.
The SEC rule describes a potential conflict of interest as occurring when there is a vote between the interests of Fund shareholders, on the one hand, and those of the Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter, on the other.

To eliminate or minimize material conflicts of interest, the Advisor may follow one or more of the following procedures: a) use predetermined voting guidelines,
b) use the recommendations of an independent third party, or c) refer conflicts of interest to the Proxy Committee for a decision.

PROXY VOTING RECORD RETENTION.
The Advisor retains the following records for a minimum of five years: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared on behalf of the Advisor that were material in making the decision on how to vote.

After August 31, 2004, an annual record of all proxy votes cast for the Fund during the most recent 12-month period ended June 30, can be obtained (1)
without charge, upon request, by calling 1-800-368-3863, and (2) on the SEC's web site at www.sec.gov, filed on form N-PX.


                                  ADMINISTRATOR



Effective November 30, 2001, the Fund entered into an administration agreement ("Administration Agreement") with Strong Investor Services, Inc. ("Administrator") for administration services to the Fund that previously were provided by the Advisor under the same terms and conditions as the Administration Agreement. Prior to November 30, 2001, the Fund had entered into a separate administration agreement with the Advisor for administration services for the Fund that previously had been provided under the Advisory Agreement.

The fees received and the services provided by the Administrator as administrator for the Fund are in addition to fees received and services provided by the Administrator under the Transfer and Dividend Disbursing Agent Agreement. The Administrator is an affiliated company of the Advisor and the Distributor.

The Fund has adopted a Rule 18f-3 Plan under the 1940 Act ("Multi-Class Plan"). The Multi-Class Plan permits the Fund to have multiple classes of shares. Each Fund has entered into separate administration agreements with the Administrator for each of its separate class of shares ("Administration Agreement - Investor Class,").


ADMINISTRATION AGREEMENT - INVESTOR CLASS


Under the Administration Agreement, the Administrator provides or makes provision for certain administrative functions for each of the Investor Class shares of the Fund, including: (i) authorizing expenditures and approving bills for payment on behalf of the Fund and the Investor Class shares; (ii)
supervising preparation of the periodic updating of the Fund's registration statements with respect to the Investor Class shares, including Investor Class prospectuses and statements of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (iii) supervising preparation of shareholder reports, notices of dividends, capital gains distributions and tax credits for the Fund's Investor Class shareholders, and attending to routine correspondence and other communications with individual Investor Class shareholders; (iv) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Investor Class shares of the Fund, earnings reports and other financial data; (v) monitoring relationships with organizations providing services to the Fund, with respect to the Investor Class shares, including the Custodian, DST, and printers; (vi) supervising compliance by the Fund, with respect to the Investor Class shares, with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and the Fund's transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; (vii) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Investor Class shares may be effected, and certain other matters pertaining to the Investor Class shares; (viii) assisting shareholders in designating and changing dividend options, account designations, and addresses; (ix) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (x) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (xi) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem Investor Class shares; (xii) verifying purchase and redemption orders and transfers among and changes in shareholder-designated accounts; (xiii) informing the distributor of the gross amount of purchase and redemption orders for Investor Class shares; and (xiv) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. For its services to the Fund under the Administration Agreement, the Administrator receives a fee from the Fund at the annual rate of 0.28% of the Fund's average daily net assets. This fee is computed and payable daily or as otherwise agreed by the Fund and the Administrator.


Prior to November 30, 2001, the Advisor provided administrative services to the Fund. Prior to July 23, 2001, the Advisor received a fee for the Fund at the annual rate of 0.25% of the Fund's average daily net assets attributable to Investor Class shares. Prior to April 27, 2001, the fee was computed and payable monthly or less frequently as agreed by the Fund and the Advisor.


The Fund paid the following administrative fees for the time periods indicated. From time to time, the Administrator may waive all or a portion of its administrative fee and may voluntarily absorb expenses for the Fund.

                                                                                              ADMINISTRATIVE FEE
      FISCAL YEAR ENDED           ADMINISTRATIVE FEE ($)           ABSORPTIONS ($)           AFTER ABSORPTIONS ($)

------------------------------- ---------------------------- ---------------------------- ----------------------------


Aggressive Portfolio - Investor Class

12/31/01                                             65,688                        3,245                       62,443
12/31/02                                             75,764                        8,118                       67,646
12/31/03                                             85,465                       85,465                            0

Conservative Portfolio - Investor Class

12/31/01                                             57,549                        3,291                       54,258
12/31/02                                             74,673                        8,001                       66,672
12/31/03                                             97,503                       86,235                       11,268

Moderate Portfolio - Investor Class

12/31/01                                            149,582                        7,683                      141,899
12/31/02                                            169,028                       18,110                      150,918
12/31/03                                            178,010                      112,296                       65,714


                                   DISTRIBUTOR


Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Investments, Inc. ("Distributor"), P.O. Box 2936, Milwaukee, WI 53201, acts as underwriter of the Fund's shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares on a
continuous   basis.  The  Distribution   Agreement  further  provides  that  the
Distributor will bear the additional costs of printing prospectuses and shareholder reports that are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an affiliated company of the Advisor and the Administrator. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.

From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, cash, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. Any in-house sales incentive program will be conducted in accordance with the rules of the National Association of Securities Dealers, Inc. ("NASD").


The Distributor has adopted a Code of Ethics. See the "Investment Advisor of the Underlying Funds" section for details.

                             PORTFOLIO TRANSACTIONS

The Fund purchases and sells shares of the Underlying Funds. The Underlying Funds do not charge any sales load or other transaction charges on the class of shares the Funds purchases and sells.

The table below shows the Fund's portfolio turnover rate for the last two fiscal periods.


FUND                                    DECEMBER 31,  2003          DECEMBER 31,  2002

------------------------------------- ------------------------- ------------------------------

Aggressive Portfolio                           29.9%                       77.7%
Conservative Portfolio                         46.5%                       63.9%
Moderate Portfolio                             20.1%                       63.4%


The Fund's portfolio turnover rate for the fiscal period ended December 31, 2002, was substantially higher than for the fiscal period ended December 31, 2003, because of the changes in Underlying Fund line up that went into effect on July 15, 2002. The Fund's portfolio turnover rate for the fiscal period ending December 31, 2004, is expected to be substantially higher than for the fiscal period ended December 31, 2003, because of the changes in Underlying Fund line up that went into effect on February 2, 2004.


                                    CUSTODIAN


As custodian of the Fund's assets, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO, 64105, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Fund. The custodian and, if applicable, the subcustodian are in no way responsible for any of the investment policies or decisions of the Fund.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


The Administrator, P.O. Box 2936, Milwaukee, WI 53201, acts as transfer agent and dividend-disbursing agent for the Fund. The Administrator is an affiliated entity of the Advisor and Distributor. The Administrator is compensated as follows:


-------------------------------------- -------------------------------------------------------------------------------
                FUND                                                       FEE(1)
-------------------------------------- -------------------------------------------------------------------------------
Strong Life Stage Portfolios           $27.00 annual open account fee, $4.20 annual closed account fee.
-------------------------------------- -------------------------------------------------------------------------------

(1) Plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications.


The fees received and the services provided by the Administrator as transfer agent and dividend disbursing agent for the Fund are in addition to those fees received and provided by the Administrator under the Administration Agreement.

From time to time, the Fund, directly or indirectly through arrangements with the Administrator, and/or the Administrator may pay fees and certain expenses to third parties, which may include affiliates of the Advisor, that provide transfer agent type services and other administrative services to persons who beneficially own interests in the Fund, such as participants in 401(k) plans, participants in 529 plans, and shareholders who invest through other financial intermediaries. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Administrator for providing these services to Fund shareholders; however, the Administrator may pay to the third party amounts in excess of such limitation out of its own profits.


Pursuant to the Transfer and Dividend Disbursing Agent Agreement, the Underlying Funds, which are parties to the Agreement, have agreed to reimburse the Funds on a pro rata basis for expenses related to the their receipt of transfer agency and dividend-disbursing agency services from the Advisor, including amounts paid to third parties that provide transfer agent type services and other administrative services relating to the Funds as described in the preceding paragraph. The Underlying Funds have agreed to reimburse the Funds because the Funds provide a means by which the Underlying Funds can consolidate shareholder accounts thus saving the Underlying Funds their own transfer agency expenses.

                                      TAXES

GENERAL


The Fund intends to qualify annually for treatment as a regulated investment company ("RIC") under Subchapter M of the IRC. If so qualified, the Fund will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This qualification does not involve government supervision of the Fund's management practices or policies. If, in any taxable year, the Fund does not qualify as a RIC under Subchapter M: (1) the Fund would be taxed at normal federal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (2) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than tax-exempt shareholders and shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends). The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders and does not address special tax rules applicable to certain classes of investors. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.

In order to qualify for treatment as a RIC under the IRC, the Fund must: (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement");
(2) diversify its assets so that, at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (ii) not more than 25% of the value of the Fund's total assets is invested in securities (other than U.S. Government securities or the securities of other RICs) (1) of any one issuer or (2) of two or more issuers controlled by the Fund and engaged in the same or similar trades or businesses or related trades or businesses ("Diversification Requirement"). From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to satisfy the Income and Diversification Requirements under the IRC.

If the Fund qualifies as a RIC for the taxable year and distributes to its shareholders the sum of at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gains, and net gains from certain foreign currency transactions, if applicable) and 90% of its net tax-exempt income ("Distribution Requirement"), then the Fund generally will not be subject to federal income tax on the distributed portion of its investment company taxable income. In addition, the Fund will not be subject to federal income tax to the extent it distributes its "net capital gain" (which is defined as the excess of realized net long-term capital gain over realized net short-term capital loss).

Each calendar year, the Fund must distribute dividends in an amount at least equal to the sum of (a) 98% of its income for the calendar year, (b) 98% of its capital gain net income for the one-year period ending October 31, of the same calendar year and (c) 100% of the ordinary income and capital gain net income not previously distributed to avoid the 4% nondeductible excise tax ("Excise Tax"). The Fund intends to make the required distributions, but does not provide assurance that it will do so.

If Fund shares are sold at a loss after being held for 6 months or less, the loss will be disallowed to the extent of any exempt interest dividends received on those shares. Any portion of such loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on the prior December 31.

If the Fund is considered a personal holding company it will be subject to special tax rules.

CAPITAL LOSS CARRYOVERS


For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. When a Fund has a capital loss carryover, it generally does not make capital gains distributions until the loss has been offset or expired. As of December 31, 2003, the Funds in the table below anticipated the following capital loss carryovers:

         FUND                                   CAPITAL LOSS CARRYOVER ($)                  EXPIRATION DATE
         ----                                   --------------------------                  ---------------
         Aggressive Portfolio                                8,561,431.17                      2009- 2011
         Moderate Portfolio                                 12,939,286.68                      2009- 2011
         Conservative Portfolio                              3,617,644.93                        2009-2011

QUALIFIED DIVIDEND INCOME

The Fund may flow through to its shareholders the qualified dividend income ("QDI") that it receives on its portfolio holdings and designates as such. Specifically, a Fund may designate as QDI the aggregate amount of qualifying dividend income for the taxable year, if the amount of qualifying dividends received by the Fund is less than 95 percent of its gross income (as specially computed by excluding long-term capital gains). Where the amount of QDI is 95 percent or more of the Fund's gross income, 100 percent of the Fund's dividends (other than capital gain dividends) may be designated as QDI.

Certain holding period rules apply before a dividend is eligible for treatment by a shareholder as QDI. Specifically, the Fund and the shareholder must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock became ex-dividend. In the case of preferred stock, the holding period is 91 days during the 181-day period beginning 90 days before the stock became ex-dividend. If a qualified dividend is an extraordinary dividend (within the meaning of IRC Section 1059(c)), then any loss on the sale or exchange of the underlying stock is a long-term capital loss to the extent of the extraordinary dividend. Substitute payments received in lieu of dividends (as in the case of securities loans) are not QDI. A shareholder who receives a Form 1099-DIV showing a dividend may treat that amount as QDI unless the shareholder has reason to know that the amount (or some portion thereof) was paid in lieu of a dividend.


USE OF TAX-LOT ACCOUNTING

When sell decisions are made by the Fund's portfolio manager, the Advisor generally sells the tax lots of the Fund's securities that results in the lowest amount of taxes to be paid by the shareholders on the Fund's capital gain distributions. The Advisor uses tax-lot accounting to identify and sell the tax lots of a security that have the highest cost basis and/or longest holding period to minimize adverse tax consequences to the Fund's shareholders. However, if the Fund has a capital loss carryover position, the Advisor would reverse its strategy and sell the tax lots of a security that have the lowest cost basis and/or shortest holding period to maximize the use of the Fund's capital loss carryover position.

                        DETERMINATION OF NET ASSET VALUE


Generally, when an investor makes any purchases, sales, or exchanges, the price of the investor's shares will be the net asset value ("NAV") next determined after the transfer agent receives a request in proper form (which includes receipt of all necessary and appropriate documentation and subject to available funds) plus any applicable sales charges. If the transfer agent receives such a request prior to the close of the New York Stock Exchange ("NYSE") on a day on which the NYSE is open, the share price will be the NAV determined that day. The NAV for each class of shares of the Fund is normally determined as of 3:00 p.m., Central Time, each day the NYSE is open. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the NYSE closes at a time other than 3:00 p.m., Central Time, or if an emergency exists. The NAV of each class of shares of the Fund is calculated by taking the value of the Fund's total assets attributable to that class, subtracting all of the its liabilities attributable to that class, and dividing by the total number of shares outstanding of that class. Expenses are accrued daily and applied when determining the NAV. The Fund's portfolio securities are valued based on the net asset value of the Underlying Funds.


                       ADDITIONAL SHAREHOLDER INFORMATION

ADDRESS CHANGES BY TELEPHONE


If you notify us by phone of your address change, your account(s) will be subject to a 15-day hold period to ensure that the change of address is genuine. During this period, you may not be able to make redemptions to your new address by phone. You can still request a redemption be sent to an unchanged bank address. Dividend checks will be sent to the new address. If you need to make a redemption to your new address during this hold period, please call for instructions.


BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS

The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

DEPOSIT OF UNSPECIFIED FUNDS FOR INVESTMENT


When all or a portion of a purchase is received for investment without a clear fund designation or for investment in one of our closed classes or Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Strong Money Market Fund and attempt to contact you to clarify your investment decision. We will mail you a letter, in addition to your confirmation statement, to confirm the purchase of the Strong Money Market Fund and provide you with your investment options. Unless you later direct Strong to purchase shares of another Strong Fund or redeem shares of the Strong Money Market Fund, at the next NAV calculated after we accept your order to do so, and return the proceeds to you, we will treat your inaction as approval of the purchase and your investment will remain in the Strong Money Market Fund.


DOLLAR COST AVERAGING

Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan are methods of implementing dollar cost averaging. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, an investor will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, an investor's average cost per share may be less than the average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, investors should consider their ability to continue the program through periods of both low and high share-price levels.

FEDERAL RESERVE SYSTEM

The Fund may not accept transactions involving the federal reserve system, such as wire and Payroll Direct Deposit transactions, placed on days the federal reserve system is closed. These transactions may be accepted the next business day the federal reserve system is open. Redemptions involving the federal reserve system, such as redemptions by wire, may also be delayed when the federal reserve system is closed.

FEE WAIVERS


The Fund, the Advisor, and/or the Administrator may waive some or all fees.


FINANCIAL INTERMEDIARIES


If an investor purchases or redeems shares of the Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. Please consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers. The Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund; however, the Advisor or an affiliate may pay to the financial intermediary amounts in excess of such limitation out of its own profits. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. Investors will not be charged for such fees if investors purchase or redeem Fund shares directly from the Fund without the intervention of a financial intermediary.


FUND REDEMPTIONS


Shareholders can gain access to the money in their accounts by selling (also called redeeming) some or all of their shares by mail, telephone, facsimile, computer, automatic withdrawals, through a broker-dealer, or by writing a check (assuming these options are available for the Fund and class and all the appropriate documents and requirements have been met for these account options). After a redemption request is processed, the proceeds from the sale will normally be sent on the next business day. Under certain circumstances described in the prospectus, the proceeds may be delayed up to seven days, or longer. If no direction is provided as to how and where the proceeds should be delivered to you, we will mail a check to the address on your account.


MOVING ACCOUNT OPTIONS AND INFORMATION

When establishing a new account (other than an Institutional Class account) by exchanging funds from an existing Strong Funds account, some account options (such as check writing, the exchange option, Express PurchaseSM, and the redemption option), if existing on the account from which money is exchanged, will automatically be made available on the new account unless the shareholder indicates otherwise, or the option is not available on the new account. Subject to applicable Strong Funds policies, other account options, including automatic investment, automatic exchange, and systematic withdrawal, may be moved to the new account at the request of the shareholder. If allowed by Strong Funds policies (i) once the account options are established on the new account, the shareholder may modify or amend the options, and (ii) account options may be moved or added from one existing account to another new or existing account. Account information, such as the shareholder's address of record and Social Security number, will be copied from the existing account to the new account.

PROMOTIONAL ITEMS

From time to time, the Advisor and/or Distributor may give de minimis gifts or other immaterial consideration to investors who open new accounts or add to existing accounts with the Strong Funds. In addition, from time to time, the Advisor and/or Distributor, alone or with other entities or persons, may sponsor, participate in conducting, or be involved with sweepstakes, give-aways, contests, incentive promotions, or other similar programs ("Give-Aways"). This is done in order to, among other reasons, increase the number of users of and visits to the Fund's web site. As part of the Give-Aways, persons may receive cash or other awards including without limitation, gifts, merchandise, gift certificates, travel, meals, and lodging, paid for by the Advisor and/or its affiliates. Under the Advisor's and Distributor's standard rules for Give-Aways, their employees, subsidiaries, advertising and promotion agencies, and members of their immediate families are not eligible to enter the Give-Aways.

REDEMPTION IN KIND


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments in excess of the amounts specified above may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption in kind"). Shareholders receiving securities or other financial assets in a redemption in kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.



RETIREMENT PLANS


The following describes a variety of retirement plan accounts that may hold Strong Funds. Prototype plans are also available for many types of retirement accounts. Please contact the Distributor for more information.

TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred traditional IRA. A spousal contribution may be made for a non-working spouse if a joint income tax return is filed.

ROTH IRA: Taxpayers, of any age, who have earned income and whose modified adjusted gross income does not exceed certain limits can contribute to a Roth IRA. A spousal contribution may be made for a non-working spouse if a joint income tax return is filed.

If you also maintain a traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federal tax free.

If your modified adjusted gross income is under certain limits, you can convert your traditional IRAs into a Roth IRA.


COVERDELL EDUCATION SAVINGS ACCOUNTS: Taxpayers whose modified adjusted gross income does not exceed certain limits may contribute a limited amount per year into a Coverdell Education Savings Account for the benefit of a child under age
18. Corporations and non-profit entities may make Coverdell Education Savings Account contributions and are not subject to the income limitations. Withdrawals from the Coverdell Education Savings Account to pay qualified higher education expenses are federal tax free. Qualified education expenses will include qualified elementary and secondary education expenses, as well as post secondary expenses. Any withdrawals in excess of qualified expenses for the year are potentially subject to tax and an additional penalty.

DIRECT ROLLOVER IRA: To avoid a mandatory federal withholding tax on distributions, you must transfer the qualified retirement or IRC Section 403(b) plan distribution directly into an IRA. Distributions from your qualified plan or 403(b) may be rolled over into a plan other than an IRA; however, it is not mandatory for your new plan to accept rollovers from outside plans. The distribution must be eligible for rollover. Not all distributions are eligible to be rolled over to another retirement plan. Contact your plan administrator to confirm rollover eligibility of your distribution from your current plan.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals help lower the employees' taxable income. Please note that you may no longer establish new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA): A SIMPLE-IRA plan is an employer-sponsored retirement savings plan that allows employees to contribute a percentage of their compensation on a pre-tax basis to a SIMPLE-IRA account.


The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.


DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.

403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.


PLEASE NOTE, all information presented in this section describes the current provisions of federal law. You may wish to consult with your tax advisor regarding the impact of any applicable state law on your circumstances.


RIGHT OF SET-OFF

To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.

SHARES IN CERTIFICATE FORM

Certificates will not be issued for any class of shares of any Fund. A shareholder will, however, have full shareholder rights.

TELEPHONE AND ELECTRONIC EXCHANGE/REDEMPTION/PURCHASE PRIVILEGES


The Fund employs reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or electronically, providing written confirmations of such transactions to the address of record, tape recording telephone instructions, and creating a duplicate record of electronic transactions.


                                  ORGANIZATION


The Fund is a "Series" of common stock of a Corporation, as described in the chart below:


                                        Incorporation    Date Series      Date Class     Authorized       Par
             Corporation                    Date           Created         Created         Shares      Value ($)
--------------------------------------- -------------- ---------------- --------------- ------------- -------------
Strong Life Stage Series, Inc.            10/22/98                                       Indefinite       .00001
   -Strong Conservative Portfolio                         10/22/98                       Indefinite       .00001
         *Investor Class(1)                                                10/22/98      Indefinite       .00001
   -Strong Moderate Portfolio                             10/22/98                       Indefinite       .00001
         *Investor Class(1)                                                10/22/98      Indefinite       .00001
   -Strong Aggressive Portfolio                           10/22/98                       Indefinite       .00001
         *Investor  Class(1)               10/22/98                                      Indefinite       .00001

(1) Prior to April 9, 2001, the Investor Class shares of the Fund were designated as shares of common stock of the Fund.

The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations, or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations, or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income, and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter that affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and, in effect, each series will be a separate fund.

                              SHAREHOLDER MEETINGS

Wisconsin Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Fund's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.





                              INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI, 53202, are the independent auditors for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.


                                  LEGAL COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202, acts as legal counsel for the Fund.

                              FINANCIAL STATEMENTS

The Annual Report for the Fund that is attached to this SAI contains the following audited financial information:

1.   Schedules of Investments in Securities.
2.   Statements of Assets and Liabilities.
3.   Statements of Operations.
4.   Statements of Changes in Net Assets.
5.   Notes to Financial Statements.
6.   Financial Highlights.

7.   Report of Independent Auditors.

                     APPENDIX - DEFINITION OF CREDIT RATINGS

                     STANDARD & POOR'S ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

                STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

Issue  credit  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.       Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.


AAA
An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated `BB', `B', `CCC', `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated `CC' is currently highly vulnerable to nonpayment.

C
The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C
The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

P
The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*
Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

R
The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

                            MOODY'S LONG-TERM RATINGS



Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.


AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B

Obligations rated B are considered speculative and are subject to high credit risk.


CAA

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

Moody's appends numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                 FITCH RATINGS ("FITCH") NATIONAL CREDIT RATINGS


For those countries with sub and low investment grade foreign and local currency sovereign ratings, and where there is demand for such ratings, Fitch will provide national ratings. The national rating scale is essentially a relative measure of creditworthiness, applicable only within the country concerned. Under this scale, an "AAA" long-term national rating will be assigned to the best risk within that country, which in most, though not all, cases will be the sovereign state itself. National ratings are identified by the addition of a special suffix for the country concerned, such as "AAA(arg)" for national ratings in Argentina.

Since both national and local currency ratings measure the credit risk associated with local currency issues, rating relativities will be consistent between the two scales. However, since national scales are designed to use the full range of rating notches available, a notch on the local currency scale will often be consistent with a range of notches on the national rating scale. Unlike local currency ratings, national ratings have little or no default history to draw on.


Users of national ratings should be aware that issuers and issues rated "AAA" may still represent significant investment risk, especially in countries with low sovereign ratings. They should also be aware that national ratings in countries with low local currency sovereign ratings may experience high volatility.

            FITCH RATINGS ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS

AAA (XXX)
`AAA' national ratings denote the highest rating assigned by Fitch in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA (XXX)
`AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A (XXX)
`A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB (XXX)
`BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB (XXX)
`BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (XXX)

`B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.


CCC (XXX), CC (XXX), C (XXX)

These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.


DDD (XXX), DD (XXX), D (XXX)
These categories of national ratings are assigned to entities or financial commitments which are currently in default.


A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA(xxx)' national rating category or to categories below `CCC (xxx)'.


                               SHORT-TERM RATINGS

                STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1
A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           STANDARD & POOR'S SHORT-TERM MUNICIPAL ISSUE CREDIT RATINGS

A Standard & Poor's note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.


                           MOODY'S SHORT-TERM RATINGS


Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:


P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.



           FITCH RATINGS ("FITCH") NATIONAL SHORT-TERM CREDIT RATINGS

F1 (XXX)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2 (XXX)
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 (XXX)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (XXX)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (XXX)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (XXX)
Indicates actual or imminent payment default.


A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to an `F1(xxx)' rating class to denote relative status within the category.


In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's national short-term rating definitions for F1+ (xxx), F1
(xxx), F2 (xxx) and F3 (xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.




                                       C-4
                         STRONG LIFE STAGE SERIES, INC.

                                     PART C
                                OTHER INFORMATION

Item 23.  EXHIBITS

(a)      Articles of Incorporation dated October 22, 1998(1)
(a.1)    Amendment to Articles of Incorporation dated April 9, 2001(2)
(b)      Bylaws dated October 23, 1998(1)
(b.1)    Amendment to Bylaws dated April 5, 2001(2)
(b.2)    Amendment to Bylaws dated March 1, 2002(5)
(c)      Specimen Stock Certificate(1)
(d)      Inapplicable
(e)      Distribution Agreement(2)
(f)      Inapplicable
(g)      Custodian and Remote Access Agreement(3)
(h)      Amended and Restated Transfer and Dividend Disbursing Agent
         Agreement(7)
(h.1)    Investor Class Shares Administration Agreement(4)
(i)      Opinion and Consent of Counsel(1)
(j)      Consent of Independent Accountants
(k)      Inapplicable
(l)      Inapplicable
(m)      Inapplicable
(n)      Amended and Restated Rule 18f-3 Multiple Class Plan(9)
(p)      Code of Ethics for Access Persons dated November 8, 2002(8)
(p.1)    Code of Ethics for Non-Access Persons dated November 8, 2002(8)
(q)      Power of Attorney dated June 27, 2003(10)
(r)      Letter of Representation

-------------------

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Registrant filed on or about December 23, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Registrant filed on or about April 27, 2001.

(3) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Registrant filed on or about June 29, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Registrant filed on or about December 27, 2001.

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2002.

(6) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Registrant filed on or about May 7, 2002.

(7) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Registrant filed on or about May 17. 2002.

(8) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of Registrant filed on or about November 15, 2002.

(9) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2003.

(10) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Registrant filed on or about June 27, 2003.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

         Registrant neither controls any person nor is under common control with any other person.

Item 25.  INDEMNIFICATION

         Officers and directors of the Fund and Strong Financial Corporation and its subsidiaries, including the Fund's advisor and underwriter, are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $150,000,000, subject to certain deductions. The Funds and each director of the Funds who is not an "interested person" of the Funds or their advisor as defined in the Investment Company Act of 1940, as amended, ("Independent Director") have also entered into an indemnification agreement, which generally provides that each Fund shall, with certain exceptions, indemnify each Independent Director against all liability and expenses reasonably incurred or paid by the Independent Director in connection with any proceeding in which the Independent Director is involved by virtue of being a director of the Fund. In addition, pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"),
Article VII of Registrant's Bylaws provides as follows:

         ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

                           SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections
         180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

                           SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

                           SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

                           SECTION 7.04. INVESTMENT COMPANY ACT. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         The information contained under "Who are the funds' investment advisor and portfolio managers?" in the prospectus and under "Directors and Officers," "Investment Advisor of the Underlying Funds," "Distributor," and "Shareholder Servicing Agent" in the statement of additional information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  PRINCIPAL UNDERWRITERS

         (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Balanced Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Equity Funds II, Inc., Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Income Funds II, Inc.; Strong Income Trust; Strong International Equity Funds, Inc.; Strong Large Cap Growth Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; and Strong Variable Insurance Funds, Inc.

         (b)

Name and Principal                          Positions and Offices               Positions and Offices
BUSINESS ADDRESS                            WITH UNDERWRITER                    WITH FUND
----------------------------------------------------------------------------------------------------------

David A. Braaten                            Director and President               none
100 Heritage Reserve
Menomonee Falls, WI  53051

Anthony J. D'Amato                          Executive Vice President            none
100 Heritage Reserve
Menomonee Falls, WI  53051

Richard W. Smirl                            Secretary and General Counsel       Vice President and Secretary
100 Heritage Reserve
Menomonee Falls, WI  53051

Jahn Hanshaft                               Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Randy Henze                                 Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Dana J. Russart                             Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Mark S. Georg                               Compliance Director                 none
100 Heritage Reserve
Menomonee Falls, WI  53051

Thomas M. Zoeller                           Chief Financial Officer            Vice President
100 Heritage Reserve                        and Treasurer
Menomonee Falls, WI  53051

Kevin J. Scott                              Assistant Treasurer                 none
100 Heritage Reserve
Menomonee Falls, WI  53051

         (c) None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President and Secretary, Richard W. Smirl, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29.  MANAGEMENT SERVICES

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  UNDERTAKINGS

         None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 30th day of April, 2004.

                                  STRONG LIFE STAGE SERIES, INC.
                                  (Registrant)


                                   BY: /s/ Richard W. Smirl
                                  --------------------------------------------
                                  Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                         TITLE                           DATED AS OF



                                                Vice President (Principal Executive
/s/ Thomas M. Zoeller                           Officer)                                        April 30, 2004
-----------------------------------------------
Thomas M. Zoeller

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                              April 30, 2004
-----------------------------------------------
John W. Widmer


                                                Director                                         April 30, 2004
-----------------------------------------------
Willie D. Davis*


                                                Director                                         April 30, 2004
-----------------------------------------------
William F. Vogt*


                                                Director                                         April 30, 2004
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         April 30, 2004
-----------------------------------------------
Neal Malicky*


                                                Director                                         April 30, 2004
-----------------------------------------------
Gordon B. Greer*

*Richard W. Smirl signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A.


                                        By:  /s/ Richard W. Smirl
                                       ---------------------------------------
                                       Richard W. Smirl


                                  EXHIBIT INDEX
                                                                                        EDGAR
  EXHIBIT NO.                                   EXHIBIT                                 EXHIBIT NO.
  -----------                                   -------                                 -----------

(j) Consent of Independent Accountants EX-99.j

(r) Letter of Representation EX-99.r
